BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.1%
Palmer Square Loan Funding Ltd.,
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 2.08%,
08/20/27
(a)(b)
............... USD 1,500 $ 1,493,069
Ireland — 1.4%
(b)(c)
AlbaCore Euro CLO IV DAC, Series
4X, Class D, (EURIBOR 3 Month +
4.60%), 0.00%, 07/15/35 ....... EUR 1,695 1,788,140
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3
Month + 6.45%), 6.45%, 04/15/34 1,300 1,316,771
Anchorage Capital Europe CLO DAC,
Series 4X, Class E, (EURIBOR 3
Month + 5.71%), 5.71%, 04/25/34 700 685,396
Aqueduct European CLO DAC, Series
2017-2X, Class E, (EURIBOR 3
Month + 4.40%), 4.40%, 10/15/30 919 910,644
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
6.08%, 06/22/34 ............ 700 685,460
Avoca CLO XIV DAC
Series 14X, Class ER, (EURIBOR
3 Month + 4.70%), 4.70%,
01/12/31 ............... 1,970 1,971,251
Series 14X, Class FR, (EURIBOR
3 Month + 6.35%), 6.35%,
01/12/31 ............... 2,200 2,166,018
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 997,086
Avoca CLO XV DAC
Series 15X, Class ER, (EURIBOR
3 Month + 4.13%), 4.13%,
04/15/31 ............... 1,765 1,718,183
Series 15X, Class FR, (EURIBOR
3 Month + 5.84%), 5.84%,
04/15/31 ............... 3,425 3,333,568
BBAM European CLO I DAC, Series
1X, Class ER, (EURIBOR 3 Month +
5.91%), 5.91%, 07/22/34 ....... 700 687,071
BlueMountain CLO DAC, Series 2021-
1X, Class E, (EURIBOR 3 Month +
5.41%), 5.41%, 04/15/34 ....... 700 672,913
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34 ....... 700 693,144
CIFC European Funding CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 01/15/34 600 590,134
CVC Cordatus Loan Fund XX DAC,
Series 20X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 06/22/34 369 354,489
Invesco Euro CLO, Series 6X, Class
E, (EURIBOR 3 Month + 5.99%),
5.99%, 07/15/34 ............ 539 529,959
Invesco Euro CLO III DAC, Series
3X, Class F, (EURIBOR 3 Month +
8.07%), 8.07%, 07/15/32 ....... 946 970,084
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34 ............ 438 411,888
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/34 280 273,041
Security
Par (000)
Par (000) Value
Ireland (continued)
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
6.06%, 07/22/34 ............ EUR 700 $ 684,032
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34 ............ 597 589,701
OCP Euro CLO DAC, Series 2017-2X,
Class F, (EURIBOR 3 Month +
6.40%), 6.40%, 01/15/32 ....... 1,000 958,126
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.29%, 02/15/35 ............ 400 371,963
Rockford Tower Europe CLO DAC,
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.96%), 5.96%, 04/20/34 578 562,413
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 5.84%, 07/25/35 700 667,044
24,588,519
United Kingdom — 0.2%
Greene King Finance plc
(b)
Series B1,  (SONIO/N + 1.92%),
2.57%, 12/15/34 .......... GBP 2,018 2,054,174
Series B2,  (SONIO/N + 2.20%),
2.81%, 03/15/36
(c)
......... 800 819,781
2,873,955
Total Asset-Backed Securities — 1.7%
(Cost: $33,855,226) .............................. 28,955,543
Shares
Shares
Common Stocks
Canada — 0.0%
CTC Triangle BV
(d)
............. 1,393,669 441,075
Japan — 0.0%
NEW Top YK
(d)(e)
.............. 59,465 1
Netherlands — 0.1%
Climate Transition Capital Acquisition I
BV
(e)
.................... 189,265 1,956,718
United Kingdom — 0.2%
Genius Sports Ltd.
(e)
............ 46,274 176,767
Hedosophia European Growth
(e)
.... 255,490 2,614,433
NEW Look Retailers
(d)
........... 2,879,698 36
2,791,236
United States — 1.5%
Altice USA, Inc., Class A
(e)
........ 5,944 55,160
Altus Power, Inc., (Acquired 12/09/21,
cost $259,000)
(e)(f)
........... 25,900 149,184
Astra Space, Inc., (Acquired 06/30/21,
cost $456,930)
(e)(f)
........... 45,693 146,218
Berkshire Grey, Inc., Class A
(e)
..... 80,952 196,713
Caesars Entertainment, Inc.
(e)
..... 2,154 142,767
California Resources Corp.
(g)
...... 23,797 956,877
Cano Health, Inc., (Acquired 06/03/21,
cost $452,280)
(e)(f)
........... 45,228 239,708
CareMax Corp., (Acquired 06/08/21,
cost $288,030)
(f)
............ 28,803 189,812
CF Industries Holdings, Inc. ....... 1,961 189,884

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
United States (continued)
Chesapeake Energy Corp. ....... 2,127 $ 174,456
Crown PropTech Acquisitions
(d)
..... 11,148 36,900
Crown PropTech Acquisitions
(e)
..... 29,076 289,888
DiamondRock Hospitality Co.
(e)
.... 36,679 389,531
Element Solutions, Inc. .......... 11,439 235,872
Excelerate Energy, Inc., Class A
(e)
... 27,497 742,694
Fanatics Holdings, Inc., (Acquired
12/15/21, cost $1,041,005), Class
A
(d)(f)
.................... 15,345 1,041,005
Forestar Group, Inc.
(e)
........... 4,202 68,535
Frontier Communications Parent, Inc.
(e)
149,110 3,935,013
Green Plains, Inc.
(e)
............ 12,991 364,657
HCA Healthcare, Inc. ........... 795 170,567
Informatica , Inc., Class A
(e)(g)
...... 192,258 3,741,341
Kins Technology
(d)
............. 33,889 24,061
KINS Technology Group, Inc.
(e)
..... 90,204 911,060
Latch, Inc., (Acquired 06/04/21, cost
$391,800)
(e)(f)
............... 31,344 103,122
Lions Gate Entertainment Corp., Class
A
(e)(g)
.................... 297,865 4,018,199
Mosaic Co. (The) .............. 2,893 180,581
Mr Cooper Group, Inc.
(e)
......... 4,382 197,059
New Look Builders, Inc.
(d)
........ 11,518,792 115
Nielsen Holdings plc ............ 6,584 176,517
Offerpad Solutions, Inc., Class A,
(Acquired 09/01/21, cost $449,580)
(e)
(f)
....................... 44,958 225,240
Park Hotels & Resorts, Inc.
(e)
...... 17,305 341,082
Pivotal Investment Corp. III
(e)
...... 11,885 117,385
Planet Labs Pbc , (Acquired 12/07/21,
cost $415,000)
(e)(f)
........... 33,200 166,996
Playstudios , Inc., (Acquired 06/17/21,
cost $624,530)
(e)(f)
........... 50,453 292,123
Proof Acquisition Corp. I
(d)
........ 6,703 7,306
Rocket Lab USA, Inc.
(e)
.......... 27,089 199,917
Sarcos Technology & Robotics Corp.
(e)
19,370 91,039
Sarcos Technology & Robotics
Corp., (Acquired 09/24/21, cost
$2,100,020)
(e)(f)
............. 210,002 987,009
Sarcos Technology and Robotics
Corp.
(d)
................... 5,273 18,350
Service Properties Trust ......... 27,352 222,098
Sonder Holdings, Inc., (Acquired
02/09/22, cost $429,734)
(e)(f)
.... 47,852 214,855
Sunstone Hotel Investors, Inc.
(e)
.... 15,788 193,403
Taylor Morrison Home Corp.
(e)
..... 10,277 269,155
Tenet Healthcare Corp.
(e)
......... 2,038 147,775
Tishman Speyer Innovation Corp. II,
Class A
(e)
................. 7,610 74,730
TPB Acquisition Corp. I, Class A
(e)
... 17,186 167,048
Tribune Resources LLC, Class A ... 86,655 132,149
Western Digital Corp.
(e)(g)
......... 38,130 2,023,559
Xenia Hotels & Resorts, Inc.
(e)
..... 20,223 390,102
25,348,817
Total Common Stocks — 1.8%
(Cost: $45,356,468) .............................. 30,537,847
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.0%
Genneia SA, 8.75%
,
09/02/27
(a)
.... USD 176 169,917
Security
Par (000)
Par (000) Value
Australia — 0.0%
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... USD 553 $ 548,861
Austria — 0.4%
ams -OSRAM AG
(c)(h)
0.00%, 03/05/25
( i )
........... EUR 4,400 3,844,136
2.13%, 11/03/27 ............ 3,400 3,001,388
6,845,524
Bahrain — 0.0%
(c)
BBK BSC, 5.50%
,
07/09/24 ....... USD 200 201,788
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 200 209,537
411,325
Belgium — 0.1%
Telenet Finance Luxembourg Notes
SARL, 3.50%
,
03/01/28
(c)
...... EUR 2,500 2,488,311
Brazil — 0.1%
Azul Investments LLP, 7.25%
,
06/15/26
(a)
................ USD 200 170,725
Embraer Netherlands Finance BV,
6.95%
,
01/17/28
(a)
........... 222 222,344
Gol Finance SA
(a)
7.00%, 01/31/25 ............ 139 119,305
8.00%, 06/30/26 ............ 200 174,850
Itau Unibanco Holding SA, 5.13%
,
05/13/23
(a)
................ 200 203,325
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 252 200,970
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 200 174,000
Nexa Resources SA, 5.38%
,
05/04/27
(a)
222 213,120
Oi SA
10.00%, (10.00% Cash or 10.00%
PIK), 07/27/25
(j)
........... 165 131,567
Suzano Austria GmbH
3.75%, 01/15/31 ............ 150 130,163
Series DM3N, 3.13%, 01/15/32 .. 120 96,900
1,837,269
Canada — 0.0%
(a)
Brookfield Residential Properties, Inc.,
5.00%
,
06/15/29 ............ 115 101,711
Mattamy Group Corp.
5.25%, 12/15/27 ............ 52 48,620
4.63%, 03/01/30 ............ 379 322,466
472,797
Cayman Islands — 0.0%
Pearl Holding II Ltd., 6.00%
,
(6.00%
Cash or 6.00% PIK),
(b)(c)(j)(k)
..... 191 5,713
Chile — 0.1%
Celulosa Arauco y Constitucion SA,
4.20%
,
01/29/30
(c)
........... 200 185,475
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 229 218,953
4.70%, 01/22/28 ............ 200 168,787
Sable International Finance Ltd.,
5.75%
,
09/07/27
(c)
........... 236 232,387
VTR Comunicaciones SpA
(a)
5.13%, 01/15/28 ............ 200 178,850
4.38%, 04/15/29 ............ 200 170,000
1,154,452

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
China — 0.6%
(c)
Agile Group Holdings Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.25%),
8.38%
(b)(k)
................. USD 200 $ 45,000
China SCE Group Holdings Ltd.,
7.25%
,
04/19/23 ............ 200 156,000
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26 ................. 200 150,000
Easy Tactic Ltd., 12.38%
,
11/18/22 .. 200 49,037
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(e)(h)(l)
.... EUR 8,600 7,832,404
Fantasia Holdings Group Co. Ltd.,
11.75%
,
04/17/22
(e)(l)
.......... USD 200 31,000
Hilong Holding Ltd., 9.75%
,
11/18/24 . 200 124,000
Huachen Energy Co. Ltd., 6.63%
,
05/18/20
(e)(l)
................ 446 230,889
Kaisa Group Holdings Ltd., 11.50%
,
01/30/23
(e)(l)
................ 200 42,600
KWG Group Holdings Ltd., 5.88%
,
11/10/24 .................. 200 76,000
Logan Group Co. Ltd., 5.75%
,
01/14/25 200 54,000
Modern Land China Co. Ltd., 9.80%
,
04/11/23
(e)(l)
................ 200 32,000
New Metro Global Ltd., 4.50%
,
05/02/26 ................. 200 122,000
Pearl Holding III Ltd., 9.00%
,
10/22/25 152 54,340
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22
(e)(l)
................ 1,003 174,773
Redsun Properties Group Ltd., 10.50%
,
10/03/22 ................. 200 94,000
RKPF Overseas 2019 A Ltd., 6.00%
,
09/04/25 ................. 200 151,000
Shui On Development Holding Ltd.,
5.50%
,
03/03/25 ............ 200 180,000
Sunac China Holdings Ltd.
7.50%, 02/01/24 ............ 200 46,000
7.00%, 07/09/25 ............ 200 44,000
Times China Holdings Ltd., 6.75%
,
07/08/25 ................. 200 89,000
Yango Justice International Ltd., 8.25%
,
11/25/23
(e)(l)
................ 200 14,000
Yanlord Land HK Co. Ltd., 5.13%
,
05/20/26 ................. 200 182,000
Yuzhou Group Holdings Co. Ltd.
(e)(l)
8.50%, 02/26/24 ............ 200 27,000
7.38%, 01/13/26 ............ 200 26,000
10,027,043
Colombia — 0.1%
Avianca Midco 2 Ltd., 9.00%
,
12/01/28
(a)
................ 116 110,736
Banco Davivienda SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 5.10%), 6.65%
(a)
(b)(k)
..................... 200 178,600
Banco GNB Sudameris SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%),
7.50%
,
04/16/31
(a)(b)
.......... 200 182,913
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 200 180,538
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 200 169,185
Security
Par (000)
Par (000) Value
Colombia (continued)
Millicom International Cellular SA,
5.13%
,
01/15/28
(c)
........... USD 282 $ 266,347
1,088,319
Cyprus — 0.1%
Bank of Cyprus PCL
(EUR Swap Annual 1 Year +
2.79%), 2.50%, 06/24/27
(b)(c)
.. EUR 1,610 1,441,610
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 400 386,750
France — 2.8%
Altice France SA
(c)
2.50%, 01/15/25 ............ EUR 4,600 4,549,278
2.13%, 02/15/25 ............ 2,800 2,735,103
4.13%, 01/15/29 ............ 4,660 4,227,817
BNP Paribas SA
(b)(k)
(LIBOR USD 6 Month + 0.08%),
1.57% ................. USD 740 573,500
Series TMO, (BFRTMO - 0.25%),
0.00% ................. EUR 1,503 1,276,064
Carrefour SA, 0.00%
,
06/14/23
(c)(h)( i )
.. USD 1,800 1,746,389
Casino Guichard Perrachon SA
(EURIBOR Swap Rate 10 Year +
1.00%), 2.51%
(b)(k)
......... EUR 7,464 2,047,278
(EURIBOR Swap Rate 5 Year +
3.82%), 3.99%
(b)(c)(k)
........ 7,500 3,362,653
5.25%, 04/15/27
(c)
........... 600 493,717
Faurecia SE, 2.38%
,
06/15/27
(c)
.... 1,721 1,529,573
Goldstory SASU, 5.38%
,
03/01/26
(c)
. 1,881 1,934,335
Korian SA
(c)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(b)(k)
............... GBP 1,600 1,856,532
(EURIBOR 6 Month + 9.00%),
1.88%
(b)(h)(k)
.............. EUR 6,172 2,501,597
0.88%, 03/06/27
(h)
........... 3,602 1,927,385
La Financiere Atalian SASU
(c)
4.00%, 05/15/24 ............ 5,500 4,700,661
6.63%, 05/15/25 ............ GBP 1,000 1,048,713
Picard Groupe SAS, 3.88%
,
07/01/26
(c)
EUR 2,700 2,663,221
TotalEnergies SE, Series FP, 0.50%
,
12/02/22
(c)(h)
............... USD 3,400 3,475,220
Verallia SA, 1.88%
,
11/10/31
(c)
..... EUR 5,800 5,229,233
47,878,269
Germany — 3.2%
ADLER Group SA
(c)
2.00%, 11/23/23
(h)(m)
......... 800 708,098
3.25%, 08/05/25 ............ 5,500 4,278,677
2.75%, 11/13/26 ............ 700 506,212
2.25%, 04/27/27 ............ 1,900 1,304,142
ADLER Real Estate AG
(c)
1.88%, 04/27/23 ............ 700 639,142
2.13%, 02/06/24 ............ 1,100 951,314
3.00%, 04/27/26 ............ 700 580,729
Commerzbank AG, (EUR Swap Annual
5 Year + 6.36%), 6.13%
(b)(c)(k)
.... 2,600 2,674,298
Deutsche Bank AG
(b)(c)
(EUR Swap Annual 5 Year +
5.69%), 6.75%
(k)
.......... 6,400 6,584,562
(EURIBOR Swap Rate 5 Year +
3.30%), 4.00%, 06/24/32 .... 10,000 10,074,773

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Germany (continued)
Deutsche Lufthansa AG
(c)
2.88%, 02/11/25 ............ EUR 2,100 $ 2,118,472
3.75%, 02/11/28 ............ 600 572,920
3.50%, 07/14/29 ............ 3,000 2,750,096
Douglas GmbH, 6.00%
,
04/08/26
(c)
.. 3,700 3,497,761
Nidda Healthcare Holding GmbH,
3.50%
,
09/30/24
(c)
........... 6,600 6,449,243
Sudzucker International Finance BV,
(EURIBOR 3 Month + 3.10%),
2.63%
(b)(c)(k)
................ 2,117 1,832,071
Tele Columbus AG, 3.88%
,
05/02/25
(c)
8,051 7,707,559
TK Elevator US Newco , Inc., 5.25%
,
07/15/27
(a)
................ USD 440 412,201
Volkswagen International Finance NV,
(EUR Swap Annual 9 Year + 3.36%),
4.38%
(b)(c)(k)
................ EUR 1,600 1,550,776
55,193,046
Ghana — 0.5%
Tullow Oil plc, 10.25%
,
05/15/26
(a)
.. USD 8,839 8,706,415
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... 200 206,414
Guatemala — 0.0%
Investment Energy Resources Ltd.,
6.25%
,
04/26/29
(a)
........... 200 197,300
Hong Kong — 0.3%
Melco Resorts Finance Ltd., 5.25%
,
04/26/26
(c)
................ 200 174,250
Seaspan Corp., 5.50%
,
08/01/29
(a)
.. 5,200 4,628,000
4,802,250
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.95%
,
07/31/24
(c)
................ 200 204,500
Continuum Energy Levanter Pte. Ltd.,
4.50%
,
02/09/27
(a)
........... 238 216,294
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
194 176,540
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.93%), 3.70%
(b)(c)
(k)
...................... 200 183,000
Muthoot Finance Ltd., 6.13%
,
10/31/22
(a)
................ 234 234,263
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.27%), 5.65%
(b)(c)
(k)
...................... 200 197,350
Periama Holdings LLC, 5.95%
,
04/19/26
(c)
................ 200 196,500
ReNew Power Pvt Ltd., 5.88%
,
03/05/27
(c)
................ 200 187,500
Shriram Transport Finance Co. Ltd.,
5.95%
,
10/24/22
(c)
........... 200 199,250
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
.......... 200 208,663
8.95%, 03/11/25
(a)
........... 240 228,600
2,232,460
Indonesia — 0.0%
JGC Ventures Pte. Ltd.
0.00%, 06/30/25 ............ 1 345
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(e)(j)(l)
............ 597 302,712
Security
Par (000)
Par (000) Value
Indonesia (continued)
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38
(a)
........... USD 220 $ 209,042
Theta Capital Pte. Ltd., 8.13%
,
01/22/25
(c)
................ 200 196,750
708,849
Ireland — 0.3%
eircom Finance DAC, 1.75%
,
11/01/24
(c)
................. EUR 5,500 5,607,920
Israel — 0.3%
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.28%
,
01/29/31
(a)(b)(c)
.............. USD 241 219,671
Energean Israel Finance Ltd., 4.88%
,
03/30/26
(a)(c)
............... 105 96,915
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
(c)
...................... 88 87,777
Teva Pharmaceutical Finance
Netherlands II BV
3.75%, 05/09/27 ............ EUR 2,436 2,317,370
4.38%, 05/09/30 ............ 1,964 1,831,449
4,553,182
Italy — 2.1%
(c)
Autostrade per l'Italia SpA
1.88%, 09/26/29 ............ 2,590 2,455,673
2.00%, 01/15/30 ............ 6,771 6,421,902
Banco BPM SpA , (EUR Swap Annual 5
Year + 3.17%), 2.88%
,
06/29/31
(b)
5,455 5,328,958
Gamma Bidco SpA
5.13%, 07/15/25 ............ 6,650 6,752,339
6.25%, 07/15/25 ............ 253 262,232
Intesa Sanpaolo SpA , (EUR Swap
Annual 5 Year + 7.19%), 7.75%
(b)(k)
2,000 2,233,857
Nexi SpA , 0.00%
,
02/24/28
(h)( i )
..... 4,000 3,271,426
Telecom Italia SpA , 1.63%
,
01/18/29 . 5,000 4,212,943
UniCredit SpA , (EURIBOR Swap Rate
5 Year + 7.33%), 7.50%
(b)(k)
..... 4,400 4,746,220
35,685,550
Japan — 0.9%
SoftBank Group Corp.
(c)
2.13%, 07/06/24 ............ 4,300 4,218,745
5.00%, 04/15/28 ............ 4,479 4,335,298
4.00%, 09/19/29 ............ 6,213 5,464,735
3.88%, 07/06/32 ............ 1,800 1,490,675
15,509,453
Kuwait — 0.0%
(a)
Equate Petrochemical BV, 2.63%
,
04/28/28 ................. USD 200 182,000
NBK Tier 1 Ltd., (CMTUSD6Y +
2.88%), 3.63%
(b)(k)
........... 252 229,210
411,210
Luxembourg — 2.2%
Altice Financing SA
(c)
2.25%, 01/15/25 ............ EUR 5,750 5,630,002
3.00%, 01/15/28 ............ 12,574 11,178,631
4.25%, 08/15/29 ............ 2,776 2,489,260
Codere New Holdco SA , 7.50%,
11/30/27
( d )
................ 1,412 1,295,740
Codere New Holdco SA, 7.50%,
11/30/27 .................. 184 165,079

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Garfunkelux Holdco 3 SA, 6.75%
,
11/01/25
(c)
................. EUR 8,232 $ 8,478,095
Kleopatra Finco SARL, 4.25%
,
03/01/26
(c)
................ 1,600 1,451,611
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(c)
................ 3,450 2,665,263
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(c)
................ 4,463 4,639,831
37,993,512
Mexico — 0.1%
Alpek SAB de CV, 3.25%
,
02/25/31
(a)
USD 200 168,975
Banco Mercantil del Norte SA
(a)(b)(k)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.97%), 6.75% ........... 200 192,225
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.64%), 5.88% ........... 200 177,475
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 200 178,000
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)
................ 200 204,412
Cydsa SAB de CV, 6.25%
,
10/04/27
(a)
200 188,725
FEL Energy VI SARL, 5.75%
,
12/01/40
(c)
................ 193 166,054
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)
(k)
...................... 200 200,125
Mexico City Airport Trust, 5.50%
,
07/31/47
(c)
................ 200 159,500
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%
,
02/11/25
(a)
. 200 126,000
1,761,491
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 238 232,050
Netherlands — 0.7%
Trivium Packaging Finance BV, 5.50%
,
08/15/26
(a)(m)
............... 200 193,250
United Group BV
(c)
4.00%, 11/15/27 ............ EUR 243 227,411
4.63%, 08/15/28 ............ 3,060 2,866,594
5.25%, 02/01/30 ............ 1,740 1,601,903
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ 7,411 6,636,070
11,525,228
Nigeria — 0.0%
IHS Holding Ltd., 6.25%
,
11/29/28
(a)
. USD 200 188,000
Norway — 0.0%
DNB Bank ASA, (LIBOR USD 6 Month
+ 0.13%), 0.93%
(b)(k)
.......... 210 156,450
Oman — 0.0%
(a)
OQ SAOC, 5.13%
,
05/06/28 ...... 200 194,225
Oryx Funding Ltd., 5.80%
,
02/03/31 . 200 197,662
391,887
Paraguay — 0.0%
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(c)( i )
.......... 143 95,979
Security
Par (000)
Par (000) Value
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(c)
. USD 232 $ 218,196
Portugal — 0.4%
Banco Espirito Santo SA
(c)(e)(l)
2.63%, 05/08/17 ............ EUR 6,100 933,103
4.75%, 01/15/18 ............ 19,300 2,952,278
4.00%, 01/21/19 ............ 22,800 3,487,665
7,373,046
Russia — 0.0%
Metalloinvest Finance DAC, 3.38%
,
10/22/28
(a)
................ USD 303 60,600
Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ 405 381,535
Singapore — 0.0%
Puma International Financing SA,
5.00%
,
01/24/26
(a)
........... 200 186,475
South Africa — 0.0%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 200 177,000
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 200 191,500
Sasol Financing USA LLC, 6.50%
,
09/27/28 ................. 200 196,500
565,000
Spain — 2.8%
Banco Bilbao Vizcaya Argentaria SA,
(USD Swap Semi 5 Year + 3.87%),
6.13%
(b)(k)
................. 200 185,750
Banco de Sabadell SA
(b)(c)
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... EUR 600 590,878
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 900 870,935
Cellnex Telecom SA
(c)(h)
1.50%, 01/16/26 ............ 1,100 1,749,402
0.75%, 11/20/31 ............ 23,300 20,626,834
Codere Finance 2 Luxembourg SA
(j)
8.00%, (8.00% Cash or 11.00%
PIK), 09/30/26
(c)(m)
......... 5,786 6,381,698
2.00%, (2.00% Cash or 12.75%
PIK), 11/30/27
(b)(c)
......... 1,099 1,102,476
2.00%, (2.00% Cash or 13.63%
PIK), 11/30/27
(a)(b)
......... USD 746 715,707
Food Service Project SA, 5.50%
,
01/21/27
(c)
................ EUR 2,071 2,035,667
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
................ 3,078 2,858,844
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(c)
................ 4,860 4,692,949
Tendam Brands SAU, 5.00%
,
09/15/24
(c)
................ 5,890 6,167,053
47,978,193
Sweden — 0.4%
(c)
Heimstaden Bostad AB, (EUR Swap
Annual 5 Year + 3.90%), 3.63%
(b)(k)
2,100 1,938,471
SBB Treasury OYJ
0.75%, 12/14/28 ............ 3,700 2,998,214
1.13%, 11/26/29 ............ 1,300 1,031,865
5,968,550

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Switzerland — 0.3%
Dufry One BV, 0.75%
,
03/30/26
(c)(h)
.. CHF 5,800 $ 5,278,879
Tanzania, United Republic Of — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. USD 200 196,288
Thailand — 0.0%
Bangkok Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.73%), 5.00%
(b)(c)
(k)
...................... 200 194,538
United Arab Emirates — 0.1%
DP World Salaam, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.75%), 6.00%
(b)(c)
(k)
...................... 200 202,438
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ............ 400 406,575
3.93%, 02/28/30 ............ 200 195,787
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 33 33,495
838,295
United Kingdom — 9.0%
BAT Capital Corp., 4.74%
,
03/16/32 . 4,985 4,675,023
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ............ GBP 7,866 8,664,229
4.50%, 02/16/26 ............ 721 823,892
British Telecommunications plc, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%
,
11/23/81
(a)(b)
.......... USD 5,750 5,275,625
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ 10,760 10,464,100
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(c)
(h)
...................... GBP 1,700 1,667,929
EC Finance plc, 3.00%
,
10/15/26
(c)
.. EUR 6,678 6,780,770
eG Global Finance plc
(c)
3.63%, 02/07/24 ............ 800 816,695
4.38%, 02/07/25 ............ 1,800 1,817,580
6.25%, 10/30/25 ............ 2,635 2,714,323
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(c)
GBP 2,007 2,449,611
HSBC Bank plc
(b)(k)
Series 3M, (LIBOR USD 6 Month +
0.10%), 0.60% ........... USD 1,180 961,700
Series 1M, (LIBOR USD 6 Month +
0.25%), 0.75% ........... 5,270 4,285,564
Series 2M, (LIBOR USD 6 Month +
0.25%), 1.75% ........... 2,800 2,271,842
International Consolidated Airlines
Group SA
(c)
2.75%, 03/25/25 ............ EUR 1,400 1,380,835
1.13%, 05/18/28
(h)
........... 13,400 11,989,870
3.75%, 03/25/29 ............ 2,900 2,631,871
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(c)(e)(h)
(l)
....................... GBP 4,500 1,301,461
Jaguar Land Rover Automotive plc,
2.20%
,
01/15/24
(c)
........... EUR 4,700 4,645,379
Just Eat Takeaway.com NV
(c)(h)
Series A, 0.00%, 08/09/25
( i )
.... 1,800 1,554,429
Series B, 0.63%, 02/09/28 ..... 1,100 866,183
Kane Bidco Ltd., 5.00%
,
02/15/27
(c)
.. 1,808 1,793,919
Lloyds Banking Group plc, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.50%),
3.37%
,
12/14/46
(b)
........... USD 3,544 2,647,897
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Market Bidco Finco plc, 5.50%
,
11/04/27
(c)
................. GBP 5,790 $ 6,479,765
Marks & Spencer plc, 4.25%
,
12/08/23
(c)(m)
............... 1,004 1,259,697
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(j)
................. 858 530,620
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 9,558 9,467,199
Ocado Group plc, 3.88%
,
10/08/26
(c)
. GBP 3,683 3,995,091
Sherwood Financing plc, 6.00%
,
11/15/26
(c)
................. 2,500 2,899,994
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ............ 3,455 4,366,212
8.25%, 07/31/25 ............ 7,539 9,586,034
Unique Pub Finance Co. plc (The),
Series N, 6.46%
,
03/30/32
(c)(m)
... 2,635 3,881,947
Very Group Funding plc (The), 6.50%
,
08/01/26
(c)
................ 9,367 10,630,127
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 660 752,112
Vmed O2 UK Financing I plc, 4.00%
,
01/31/29
(c)
................ 11,709 12,735,812
Vodafone Group plc, Series NC10,
(EUR Swap Annual 5 Year + 3.23%),
3.00%
,
08/27/80
(b)(c)
.......... EUR 6,600 6,054,390
155,119,727
United States — 26.6%
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. USD 140 131,130
Allied Universal Holdco LLC
(c)
3.63%, 06/01/28 ............ EUR 117 105,841
4.88%, 06/01/28 ............ GBP 200 219,425
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(d)
.... USD 5,470 5,477,438
American Airlines Pass-Through Trust
(d)
Series 2017-2, Class A, 4.13%,
06/15/22 ............... 40,000 40,052,000
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 3,235 3,210,725
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 6,422 6,293,438
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(d)
........... 5,609 5,546,249
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 150 144,019
Antero Resources Corp., 8.38%
,
07/15/26
(a)
................ 5,000 5,388,250
Ardagh Metal Packaging Finance USA
LLC, 3.25%
,
09/01/28
(a)
....... 360 314,100
Ardagh Packaging Finance plc
5.25%, 04/30/25
(a)
........... 1,317 1,308,209
2.13%, 08/15/26
(c)
........... EUR 5,381 5,072,525
4.75%, 07/15/27
(c)
........... GBP 828 892,836
Ashton Woods USA LLC
(a)
4.63%, 08/01/29 ............ USD 86 72,364
4.63%, 04/01/30 ............ 230 188,313
AT&T, Inc., 3.50%
,
09/15/53 ...... 96 75,159
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 7,751 7,191,017
Bank of America Corp.
(b)
(SOFR + 1.11%), 3.84%, 04/25/25 10,000 9,989,803
(SOFR + 1.56%), 2.97%, 07/21/52 191 141,280
Bausch Health Cos., Inc.
(a)
5.50%, 11/01/25 ............ 96 92,880

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
6.13%, 02/01/27 ............ USD 522 $ 501,177
4.88%, 06/01/28 ............ 103 91,387
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 64 65,920
Boyd Gaming Corp.
8.63%, 06/01/25
(a)
........... 76 79,229
4.75%, 12/01/27 ............ 34 32,135
Buckeye Partners LP
4.15%, 07/01/23 ............ 202 200,485
4.35%, 10/15/24 ............ 275 270,875
4.13%, 03/01/25
(a)
........... 125 119,836
Caesars Entertainment, Inc.
(a)
6.25%, 07/01/25 ............ 1,170 1,182,718
8.13%, 07/01/27 ............ 374 390,830
Caesars Resort Collection LLC, 5.75%
,
07/01/25
(a)
................ 225 229,781
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 129 131,212
Calpine Corp., 5.13%
,
03/15/28
(a)
... 31 28,160
Cargill, Inc., 3.50%
,
04/22/25
(a)
..... 5,000 4,994,271
Carnival Corp., 10.13%
,
02/01/26
(c)
.. EUR 9,229 10,612,386
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 5,000 3,787,500
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 1,230 1,185,609
Cedar Fair LP, 5.50%
,
05/01/25
(a)
... 397 398,985
Centene Corp.
2.45%, 07/15/28 ............ 529 461,505
2.63%, 08/01/31 ............ 360 299,055
Change Healthcare Holdings LLC,
5.75%
,
03/01/25
(a)
........... 8,750 8,728,125
Charter Communications Operating
LLC
4.40%, 04/01/33 ............ 7,810 7,119,378
3.90%, 06/01/52 ............ 144 103,896
5.25%, 04/01/53 ............ 10,000 8,720,679
Chemours Co. (The), 4.00%
,
05/15/26 EUR 700 689,781
Cheniere Energy Partners LP, 4.50%
,
10/01/29 ................. USD 19 18,192
Cheniere Energy, Inc., 4.63%
,
10/15/28 183 177,052
Chesapeake Energy Corp., 5.50%
,
02/01/26
(a)
................ 125 123,946
Clydesdale Acquisition Holdings, Inc.,
6.63%
,
04/15/29
(a)
........... 3,247 3,238,882
Colgate Energy Partners III LLC
(a)
7.75%, 02/15/26 ............ 52 54,471
5.88%, 07/01/29 ............ 113 112,435
Comcast Corp., 2.94%
,
11/01/56
(a)
.. 96 68,671
Consensus Cloud Solutions, Inc.,
6.00%
,
10/15/26
(a)
........... 4,442 4,219,900
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 122 110,996
CSC Holdings LLC, 5.25%
,
06/01/24 . 96 93,828
Dana, Inc., 4.25%
,
09/01/30 ...... 67 57,432
DaVita, Inc., 4.63%
,
06/01/30
(a)
.... 593 515,910
Dell International LLC, 3.45%
,
12/15/51
(a)
................ 191 134,683
DISH DBS Corp., 5.25%
,
12/01/26
(a)(g)
9,250 8,492,888
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 660 657,654
Ford Motor Co., 3.25%
,
02/12/32 ... 93 75,581
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 115 103,500
Security
Par (000)
Par (000) Value
United States (continued)
5.00%, 03/01/28 ............ USD 1,399 $ 1,264,010
Freed Corp., 10.00%
,
12/01/23
(d)
... 1,070 1,043,250
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 369 357,439
8.25%, 04/15/25 ............ 325 312,000
FreeWire Technologies, Inc., 0.00%
,
03/31/25 ................. 630 620,550
Frontier Communications Corp.
(a)
5.88%, 10/15/27 ............ 4,786 4,582,595
5.00%, 05/01/28 ............ 3,511 3,203,946
6.75%, 05/01/29 ............ 5,003 4,508,203
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 8,360 8,234,600
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,500 1,500,000
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 118 116,842
GLP Capital LP, 4.00%
,
01/15/31 ... 213 192,847
Goldman Sachs Group, Inc. (The),
(GUKG1 + 1.95%), 3.63%
,
10/29/29
(b)(c)
............... GBP 3,675 4,600,611
GXO Logistics, Inc.
(a)
1.65%, 07/15/26 ............ USD 70 61,921
2.65%, 07/15/31 ............ 355 291,050
HCA, Inc.
5.38%, 02/01/25 ............ 388 399,155
3.50%, 07/15/51 ............ 191 141,649
Hilcorp Energy I LP, 6.00%
,
04/15/30
(a)
5,000 4,962,500
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 1,201 1,167,972
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 363 351,845
iHeartCommunications , Inc.
8.38%, 05/01/27 ............ 6,420 6,355,800
5.25%, 08/15/27
(a)
........... 3,500 3,272,500
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ 67 63,650
Iron Mountain, Inc., 5.00%
,
07/15/28
(a)
825 781,547
JBS USA LUX SA, 6.75%
,
02/15/28
(a)
90 92,926
JPMorgan Chase & Co., (SOFR +
1.32%), 4.08%
,
04/26/26
(b)
..... 6,470 6,453,589
Lightning eMotors , Inc., 7.50%
,
05/15/24
(a)(h)
............... 200 158,450
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 4,800 4,255,152
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 7,936 6,944,000
Lumen Technologies, Inc., 5.13%
,
12/15/26
(a)
................ 6,225 5,602,500
Macy's Retail Holdings LLC, 5.88%
,
03/15/30
(a)
................ 7,148 6,707,326
Magallanes, Inc.
(a)
3.64%, 03/15/25 ............ 8,000 7,868,332
4.28%, 03/15/32 ............ 5,925 5,503,700
5.05%, 03/15/42 ............ 7,500 6,832,711
5.14%, 03/15/52 ............ 10,000 8,915,313
Marriott International, Inc., Series FF,
4.63%
,
06/15/30 ............ 155 152,835
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 175 179,156
MGM Growth Properties Operating
Partnership LP, 5.75%
,
02/01/27 . 101 104,030
Microchip Technology, Inc., 4.25%
,
09/01/25 ................. 4,000 3,966,290

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ USD 284 $ 249,219
Morgan Stanley
(b)
(SOFR + 1.16%), 3.62%, 04/17/25 5,025 4,999,018
(SOFR + 1.61%), 4.21%, 04/20/28 254 251,962
(SOFR + 2.62%), 5.30%, 04/20/37 105 105,019
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 779 680,659
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 61 59,170
5.50%, 08/15/28 ............ 290 263,900
5.13%, 12/15/30 ............ 285 247,890
5.75%, 11/15/31 ............ 134 118,925
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 108 102,060
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 185 167,887
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
17 16,543
Oracle Corp.
2.95%, 05/15/25 ............ 5,000 4,837,486
3.60%, 04/01/50 ............ 191 137,401
Owens & Minor, Inc., 6.63%
,
04/01/30
(a)
3,255 3,186,287
Pacific Gas & Electric Co.
3.25%, 06/01/31 ............ 1,250 1,048,498
4.40%, 03/01/32 ............ 4,000 3,633,759
4.50%, 07/01/40 ............ 7,250 5,944,413
4.20%, 06/01/41 ............ 1,000 789,472
4.60%, 06/15/43 ............ 750 606,331
5.25%, 03/01/52 ............ 2,000 1,801,102
Paramount Global, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.00%), 6.38%
,
03/30/62
(b)
................ 10,000 9,691,650
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 388 355,405
PBF Holding Co. LLC, 9.25%
,
05/15/25
(a)
................ 328 340,034
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 778 852,902
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 8,000 7,394,000
7.25%, 03/15/29 ............ 7,000 6,399,260
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 73 65,770
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 100 100,130
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 59 62,490
Rocket Mortgage LLC, 3.63%
,
03/01/29
(a)
................ 292 249,660
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 6,727 7,174,547
7.38%, 09/01/25 ............ 5,484 5,546,765
SeaWorld Parks & Entertainment, Inc.,
8.75%
,
05/01/25
(a)
........... 399 416,955
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 1,481 1,469,892
Sempra Energy, 3.30%
,
04/01/25 ... 4,645 4,580,295
Service Properties Trust
5.00%, 08/15/22 ............ 3,443 3,428,773
4.50%, 06/15/23 ............ 5,745 5,601,375
4.35%, 10/01/24 ............ 97 89,865
4.50%, 03/15/25 ............ 97 87,785
7.50%, 09/15/25 ............ 129 128,759
Security
Par (000)
Par (000) Value
United States (continued)
SM Energy Co.
10.00%, 01/15/25
(a)
.......... USD 2,519 $ 2,721,074
6.63%, 01/15/27 ............ 2,000 1,989,760
Sonder Corp., (LIBOR USD 3 Month +
9.00%), 0.00%
,
01/19/27
(b)(d)
.... 1,272 1,195,624
Splunk , Inc., 1.13%
,
06/15/27
(h)
.... 5,000 4,485,000
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 65 59,508
Stem, Inc., 0.50%
,
12/01/28
(a)(h)
.... 47 30,179
Sun Country Airlines, 5.75%
,
03/15/29 13,447 13,447,000
SUN Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(d)
........ 14,927 14,665,463
Sunoco LP, 4.50%
,
04/30/30
(a)
..... 275 248,149
Take-Two Interactive Software, Inc.
3.30%, 03/28/24 ............ 12,500 12,424,179
3.55%, 04/14/25 ............ 4,985 4,936,182
Talen Energy Supply LLC
(a)
7.25%, 05/15/27 ............ 275 263,312
6.63%, 01/15/28 ............ 230 217,638
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 631 637,442
TEGNA, Inc., 4.63%
,
03/15/28 ..... 11 10,584
Tenet Healthcare Corp.
(a)
4.63%, 06/15/28 ............ 45 42,413
4.25%, 06/01/29 ............ 194 175,277
4.38%, 01/15/30 ............ 359 326,643
Tenneco, Inc., 5.00%
,
07/15/26 .... 3,334 3,196,472
T-Mobile USA, Inc., 3.40%
,
10/15/52
(a)
144 109,107
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 10 9,662
5.70%, 06/15/28 ............ 29 27,790
Triton Water Holdings, Inc., 6.25%
,
04/01/29
(a)
................ 238 197,002
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 814 747,895
Venture Global Calcasieu Pass LLC,
3.88%
,
11/01/33
(a)
........... 210 182,711
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
5,607 4,885,099
VICI Properties LP
3.50%, 02/15/25
(a)
........... 36 34,561
4.38%, 05/15/25 ............ 901 900,135
4.75%, 02/15/28 ............ 3,910 3,894,047
4.63%, 12/01/29
(a)
........... 35 32,865
4.95%, 02/15/30 ............ 3,420 3,394,162
5.13%, 05/15/32 ............ 4,728 4,691,973
5.63%, 05/15/52 ............ 260 258,978
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 165 145,740
Wells Fargo & Co.
(b)
(SOFR + 1.32%), 3.91%, 04/25/26 504 500,457
(SOFR + 2.13%), 4.61%, 04/25/53 270 265,834
Western Digital Corp., 4.75%
,
02/15/26 1,000 992,700
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 24 23,915
Wynn Las Vegas LLC, 5.50%
,
03/01/25
(a)
................ 39 37,732
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ 517 452,696
Xerox Holdings Corp.
(a)
5.00%, 08/15/25
(g)
........... 10,650 10,224,000
5.50%, 08/15/28 ............ 7,000 6,300,000
XHR LP
(a)
6.38%, 08/15/25 ............ 119 120,417
4.88%, 06/01/29 ............ 60 55,252

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ USD 5,840 $ 5,080,800
460,631,471
Zambia — 0.1%
First Quantum Minerals Ltd., 6.88%
,
03/01/26
(a)
................ 2,085 2,077,572
Total Corporate Bonds — 54.7%
(Cost: $1,100,931,718) ........................... 947,983,171
Floating Rate Loan Interests
Canada — 0.1%
(b)
Bausch Health Co., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.76%
,
 06/02/25 ............ 795 790,337
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 4.93%
,
 11/01/26 ....... 60 59,745
Trader Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 09/28/23
(d)
........... 1,188 1,182,348
2,032,430
France — 0.7%
(b)
Bidco SB, Facility Term Loan B,
(EURIBOR 6 Month + 4.00%),
4.00%
,
 11/16/28 ............ EUR 1,500 1,564,623
CAB, Facility Term Loan B, 02/09/28
(n)
4,000 4,060,967
Emeria Holding, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28 ............ 2,000 2,050,654
Inovie Group, Facility Term Loan B,
(EURIBOR 3 Month + 4.00%),
4.00%
,
 03/03/28 ............ 1,000 1,041,172
Tarkett Participation, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 04/21/28 ............ 2,831 2,744,200
11,461,616
Germany — 0.7%
(b)
Nidda Healthcare Holding
GmbH, Facility Term Loan F,
3.50%
,
 08/21/26 ............ 2,900 2,869,247
Rain Carbon, Inc., Term Loan,
01/16/25
(n)
................ 6,200 6,289,985
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, 4.50%
,
 10/02/26 ... 3,060 2,848,840
12,008,072
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan
(b)(d)
(LIBOR GBP 6 Month + 0.00%),
16.50%, 11/10/27 ......... GBP 263 330,327
(LIBOR GBP 1 Month + 0.00%),
0.00%, 11/09/29 .......... 213 53,672
383,999
Luxembourg — 1.1%
(b)
Concrete Investment II SCA, Facility
Term Loan A2, 2.00%
,
 10/30/22
(d)
. EUR 79 8
Herens Holdco SARL, Facility Term
Loan B, 07/03/28
(n)
........... 3,400 3,493,716
Jazz Pharmaceuticals plc, Term Loan,
05/05/28
(n)
................ USD 4,155 4,146,296
Security
Par (000)
Par (000) Value
Luxembourg (continued)
LSF10 XL Bidco SCA, Facility Term
Loan B4, (EURIBOR 3 Month +
4.00%), 4.00%
,
 04/12/28 ...... EUR 1,500 $ 1,536,535
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ 4,461 4,559,261
Motion Acquisition Limited, Facility
Term Loan B, 11/12/26
(n)
....... 2,900 2,952,675
Rainbow Finco SARL, Facility Term
Loan B2, (EUR0006M + 3.75%),
3.75%
,
 02/24/29 ............ 2,400 2,478,609
Travelport Finance SARL, 1st Lien
Term Loan, 05/29/26
(n)
........ USD 375 314,377
19,481,477
Netherlands — 1.0%
(b)
Boels Topholding BV, Facility Term
Loan B2, (EURIBOR 3 Month +
3.25%), 3.25%
,
 02/06/27 ...... EUR 1,000 1,027,057
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
3.26%
,
 07/21/26 ............ USD 743 738,818
Hunter Douglas Holding BV, Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 02/26/29 ............ 209 198,602
Median BV, Facility Term Loan B1,
(EURIBOR 3 Month + 5.00%),
5.00%
,
 10/14/27 ............ EUR 6,000 6,242,667
Nobel Bidco BV, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 09/01/28 ............ 4,000 3,957,033
Peer Holding III BV, Facility Term Loan
B
(b)
+ 3.00%), 3.00%, 03/07/25 ..... 1,188 1,234,764
(EURIBOR 3 Month + 3.25%),
3.25%, 01/16/27 .......... 3,500 3,640,522
17,039,463
Norway — 0.2%
Silk Bidco AS, Facility Term Loan B,
02/24/25
(b)(n)
............... 3,000 2,900,870
Singapore — 0.0%
Grab Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.50%),
5.50%
,
 01/29/26
(b)
........... USD 234 227,433
Spain — 0.1%
(b)
Invictus Media SLU, Facility 2nd Lien
Term Loan, 12/26/25
(n)
........ EUR 92 87,268
Invictus Media SLU, Facility Term Loan
B1, (EUR0006M + 4.75%), 4.75% -
5.75%
,
 06/26/25 ............ 5 5,063
Invictus Media SLU, Facility Term Loan
B2, (EURIBOR 1 Month + 4.75%),
4.75% - 6.75%
,
 06/26/25 ...... 3 3,165
Pax Midco Spain SLU, Facility Term
Loan B, 4.75%
,
 07/01/26 ...... 1,281 1,235,246
1,330,742
Sweden — 0.3%
Quimper AB, Facility Term Loan B1,
02/16/26
(b)(n)
............... 4,675 4,788,422

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
United Kingdom — 0.1%
(b)
Entain plc, Facility Term Loan B,
03/29/27
(n)
................ USD 556 $ 551,076
Froneri International Ltd., Facility 1st
Lien Term Loan B1, (EUR0006M +
2.38%), 2.38%
,
 01/29/27 ...... EUR 2,000 2,010,861
2,561,937
United States — 12.2%
2U, Inc., Term Loan, (LIBOR USD 3
Month + 5.75%), 6.50%
,
 12/30/24
(b)
USD 616 591,689
ACProducts Holdings, Inc., Term Loan,
05/17/28
(b)(n)
............... 496 411,685
Acuris Finance US, Inc., Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.80%
,
 02/16/28
(b)
........... 152 150,676
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 02/02/26
(b)
..... 177 174,499
AlixPartners LLP, Term Loan,
(EURIBOR 3 Month + 3.25%),
3.25%
,
 02/04/28
(b)
........... EUR 990 1,026,687
Alliant Holdings Intermediate LLC,
Term Loan, (LIBOR USD 1 Month +
3.25%), 4.01%
,
 05/09/25
(b)
..... USD 742 734,590
Altar BidCo , Inc., 1st Lien Term Loan,
02/01/29
(b)(n)
............... 12,910 12,722,805
Altar BidCo , Inc., 2nd Lien Term Loan,
02/01/30
(b)(n)
............... 12,786 12,578,228
AMC Entertainment Holdings, Inc.,
Term Loan B1, 04/22/26
(b)(n)
..... 344 306,096
American Auto Auction Group
LLC, 1st Lien Term Loan A,
5.80%
,
 12/30/27
(b)
........... 761 745,871
American Auto Auction Group
LLC, 2nd Lien Term Loan B,
9.50%
,
 01/02/29
(b)(d)
.......... 406 397,880
American Rock Salt Co. LLC, 1st Lien
Term Loan, 06/09/28
(b)(n)
....... 93 92,339
Apex Tool Group LLC, 1st Lien Term
Loan, 02/08/29
(b)(n)
........... 4,200 4,010,614
Apex Tool Group LLC, 2nd Lien Term
Loan, 10.50%
,
 02/08/30
(b)(d)
..... 1,500 1,455,000
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.00%), 4.01% - 5.50%
,
 09/19/24
(b)
986 982,862
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 11/24/27
(b)
186 183,585
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.80%
,
 12/15/27
(b)
........... 1,500 1,475,625
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.55%
,
 12/15/27
(b)
........... 3,000 2,949,990
AVSC Holding Corp., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.25%), 4.50%
,
 03/03/25
(b)
..... 973 903,283
AVSC Holding Corp., 1st Lien Term
Loan B3, 5.00%
,
 10/15/26
(o)
..... 321 362,948
Bally's Corp., Facility Term Loan B,
10/02/28
(b)(n)
............... 553 547,089
Barracuda Networks, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 4.73%
,
 02/12/25
(b)
..... 2,543 2,536,797
Security
Par (000)
Par (000) Value
United States (continued)
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.99%
,
 10/30/28
(b)
..... USD 1,488 $ 1,483,952
Brand Energy & Infrastructure
Services, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 5.25% -
5.43%
,
 06/21/24
(b)
........... 1,488 1,411,012
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.80%
,
 11/30/27
(b)
........... 103 102,391
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 4.26%
,
 07/21/25
(b)
..... 215 213,804
Change Healthcare Holdings, Inc. ,
Term Loan, 03/01/24
(b)(n)
....... 8,952 8,930,490
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.47%
,
 04/05/28
(b)
..... 166 155,087
Clarios Global LP, 1st Lien Term Loan,
(EURIBOR 1 Month + 3.25%),
3.25%
,
 04/30/26
(b)
........... 5,600 5,729,425
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 4.25%),
4.78%
,
 04/13/29
(b)
........... EUR 4,176 4,118,079
Cobham Ultra US Co., Term Loan,
11/17/28
(b)(n)
............... USD 65 64,399
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.81%
,
 05/14/28
(b)
........... 108 106,473
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.76%
,
 05/17/28
(b)
..... 90 87,580
ConnectWise LLC, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.26%
,
 09/29/28
(b)
........... 181 179,193
CoreLogic , Inc., 1st Lien Term Loan,
06/02/28
(b)(d)(n)
.............. 740 694,012
Coty Inc., Term Loan B,
2.50%
,
 04/07/25
(b)
........... EUR 2,385 2,446,548
Delta Topco, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/01/27
(b)
........... USD 4,459 4,395,241
Delta Topco, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/01/28
(b)
........... 2,326 2,275,851
DirectV Financing LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
5.76%
,
 08/02/27
(b)
........... 359 357,249
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
6.01%
,
 12/21/28
(b)
........... 242 236,676
DS Parent, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.75%),
6.76%
,
 12/10/28
(b)(d)
.......... 381 369,740
DT Midstream, Inc., Term Loan,
(LIBOR USD 3 Month + 2.00%),
2.50%
,
 06/26/28
(b)
........... 124 123,959
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 7.50%),
8.26%
,
 05/01/28
(b)
........... 400 398,646
Emerald Technologies Acquisitionco ,
Inc., Term Loan B, (LIBOR USD 6
Month + 6.25%), 7.25%
,
 12/29/27
(b)
302 291,808

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.75%), 8.75%
,
 07/31/28
(b)
..... USD 561 $ 571,171
Equinox Holdings Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.00%), 4.01%
,
 03/08/24
(b)
..... 2,152 2,032,227
Everi Holdings, Inc., Term Loan B,
3.01%
,
 08/03/28
(b)
........... 73 72,198
Fanatics Commerce Intermediate
Holdco LLC, Term Loan, 11/24/28
(b)
(n)
...................... 284 282,155
Fertitta Entertainment LLC, Term Loan
B, 01/27/29
(b)(n)
............. 278 276,744
Flexsys Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
5.25%), 6.05%
,
 11/01/28
(b)(d)
.... 175 173,031
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.01% -
4.49%
,
 01/31/28
(b)
........... 77 73,822
Frontier Communications Holdings
LLC, Term Loan B, (LIBOR USD 3
Month + 3.75%), 4.81%
,
 05/01/28
(b)
6,965 6,837,351
Go Daddy Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month +
2.00%), 2.76%
,
 08/10/27
(b)
..... 402 397,020
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
5.30%
,
 08/31/27
(b)
........... 7,846 7,526,996
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
0.00%), 8.20%
,
 07/20/26
(b)(d)
.... 461 464,457
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.76%
,
 12/01/27
(b)
..... 10,946 10,904,794
Hilton Grand Vacations Borrower LLC,
Term Loan, 08/02/28
(b)(n)
....... 500 497,892
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 1 Month +
5.50%), 6.50%
,
 10/25/28
(b)(d)
.... 172 165,565
Hyland Software, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.26%
,
 07/01/24
(b)
..... 2,986 2,973,141
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.56%
,
 10/27/28
(b)
........... 11,543 11,359,005
IRB Holding Corp., Term Loan B,
02/05/25
(b)(n)
............... 495 490,035
ITT Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.51%
,
 07/10/28
(b)
........... 151 149,198
J&J Ventures Gaming LLC, Term Loan,
04/26/28
(b)(n)
............... 326 322,688
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
5.51%
,
 10/04/28
(b)(d)
.......... 132 129,366
Jeld-Wen , Inc., Term Loan, (LIBOR
USD 1 Month + 2.25%),
3.01%
,
 07/28/28
(b)
........... 322 316,846
Jo-Ann Stores LLC, Term Loan B1,
07/07/28
(b)(n)
............... 119 99,831
Kronos Acquisition Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
6.00%), 7.00%
,
 12/22/26
(b)
..... 129 126,989
Security
Par (000)
Par (000) Value
United States (continued)
LBM Acquisition LLC, 1st Lien Term
Loan, 12/17/27
(b)(n)
........... USD 807 $ 760,261
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month +
2.25%), 3.01%
,
 03/24/25
(b)
..... 750 739,688
Live Nation Entertainment, Inc., Term
Loan B4, 10/19/26
(b)(n)
......... 681 663,530
LSF11 A5 Holdco LLC, Term Loan,
10/15/28
(b)(n)
............... 331 325,290
Magenta Buyer LLC, 2nd Lien Term
Loan, 07/27/29
(b)(n)
........... 1,304 1,276,893
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 8.50%
,
 09/03/26
(b)
..... 210 205,746
Medical Solutions LLC, 2nd Lien Term
Loan, 11/01/29
(b)(n)
........... 461 440,831
Medline Borrower LP, Term Loan,
10/23/28
(b)(n)
............... 1,847 1,814,678
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month +
6.50%), 7.50%
,
 08/02/29
(b)
..... 598 589,030
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/02/28
(b)
3,471 3,435,857
MH Sub I LLC, 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.25%),
7.01%
,
 02/23/29
(b)
........... 637 628,878
MI Windows and Doors LLC, Term
Loan B1, 12/18/27
(b)(n)
......... 157 155,210
Michaels Co. Inc., Term Loan B,
(LIBOR USD 3 Month + 4.25%),
5.26%
,
 04/15/28
(b)
........... 88 80,355
Midas Intermediate Holdco II LLC,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 12/22/25
(b)
..... 1,245 1,139,471
MIP V Waste Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
4.01%
,
 12/08/28
(b)
........... 201 199,744
MKS Instruments, Inc., Term Loan B,
04/11/29
(b)(n)
............... 4,935 4,910,325
Naked Juice LLC, 1st Lien Term Loan,
01/24/29
(b)(n)
............... 2,080 2,038,279
Naked Juice LLC, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.00%),
6.65%
,
 01/24/30
(b)
........... 2,335 2,317,398
Organon & Co., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 06/02/28
(b)
........... EUR 3,965 4,116,215
OVG Business Services LLC, Term
Loan, (LIBOR USD 3 Month +
6.25%), 7.25%
,
 11/20/28
(b)
..... USD 456 440,040
Owens & Minor, Inc. , Term Loan B1,
(LIBOR USD 1 Month + 3.75%),
4.45%
,
 03/29/29
(b)
........... 4,594 4,602,637
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.22%
,
 12/28/27
(b)
..... 93 88,135
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.51%
,
 02/01/28
(b)
........... 973 964,043
PG&E Corp., Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.81%
,
 06/23/25
(b)
........... 763 752,359

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Ping Identity Corp., Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.55%
,
 11/23/28
(b)(d)
.......... USD 6,000 $ 5,925,000
Playtika Holding Corp., Term Loan B1,
03/13/28
(b)(n)
............... 1,232 1,217,397
ProFrac Holdings II LLC, Term Loan,
(LIBOR USD 3 Month + 8.50%),
9.60%
,
 03/04/25
(b)(d)
.......... 731 716,380
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.01%
,
 03/10/28
(b)
5,032 4,976,363
Proofpoint , Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.25%),
6.76%
,
 08/31/29
(b)
........... 733 732,311
RealPage , Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.50%),
7.26%
,
 04/23/29
(b)
........... 1,293 1,297,144
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.93%
,
 04/27/28
(b)
..... 9,005 8,636,096
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.97%
,
 04/27/29
(b)
..... 4,548 4,166,150
Scientific Games Holdings LP, 1st Lien
Term Loan, (LIBOR USD 3 Month +
0.00%), 4.46%
,
 04/04/29
(b)
..... 408 403,483
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... 442 426,664
Seaworld Parks & Entertainment, Inc.,
Term Loan, 08/25/28
(b)(n)
....... 705 694,577
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.26%
,
 09/23/27
(b)
..... 84 80,771
Signal Parent, Inc., Term Loan,
04/03/28
(b)(n)
............... 258 220,150
Sophia LP, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 8.00%),
9.01%
,
 10/09/28
(b)
........... 2,250 2,280,938
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.50%), 4.25%
,
 06/08/28
(b)
61 59,989
SRS Distribution, Inc., Term Loan,
06/02/28
(b)(n)
............... 414 398,352
Syniverse Holdings, Inc., Term Loan C,
03/09/23
(b)(n)
............... 2,992 2,953,967
The Enterprise Development Authority,
Term Loan B, (LIBOR USD 1 Month
+ 4.25%), 5.01%
,
 02/28/28
(b)
.... 255 253,152
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.25%), 8.02%
,
 03/03/28
(b)
..... 632 630,332
Triton Water Holdings, Inc., 1st Lien
Term Loan, 03/31/28
(b)(n)
....... 174 168,456
United AirLines , Inc., Term Loan B,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/21/28
(b)
........... —
(p)
484
Univision Communications Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.01%
,
 03/15/26
(b)
4,967 4,920,942
Vaco Holdings LLC, Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.80%
,
 01/21/29
(b)
........... 292 291,537
Security
Par (000)
Par (000) Value
United States (continued)
Valcour Packaging LLC, 1st Lien Term
Loan, 10/04/28
(b)(d)(n)
.......... USD 98 $ 96,285
Veritas US Inc., Term Loan B,
09/01/25
(b)(n)
............... 1,889 1,725,614
Verscend Holding Corp., Term Loan
B1, (LIBOR USD 1 Month + 4.00%),
4.46%
,
 08/27/25
(b)
........... 5,973 5,946,884
VS Buyer LLC, Term Loan, 02/28/27
(b)(n)
2,937 2,905,188
Wand Newco 3, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month +
3.00%), 3.76%
,
 02/05/26
(b)
..... 495 471,739
White Cap Buyer LLC, Term Loan,
10/19/27
(b)(n)
............... 691 674,419
Wilsonart LLC, Term Loan E, 12/31/26
(b)
(n)
...................... 75 70,992
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.76%
,
 03/24/28
(b)
..... 61 59,798
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.68%
,
 12/21/27
(b)
..... 150 149,226
211,990,648
Total Floating Rate Loan Interests — 16.5%
(Cost: $298,716,561) ............................. 286,207,109
Foreign Agency Obligations
Colombia — 0.0%
Ecopetrol SA, 4.63%
,
11/02/31 ..... 230 192,165
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(a)
........... 200 168,100
360,265
France — 0.7%
Electricite de France SA
(b)(c)(k)
(BPSWS13 + 4.23%), 6.00% ... GBP 2,300 2,837,387
(BPISDS15 + 3.32%), 5.88% ... 1,900 2,248,567
(EUR Swap Annual 5 Year +
3.97%), 3.38% ........... EUR 8,400 7,476,533
12,562,487
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ USD 231 218,988
Italy — 0.1%
Banca Monte dei Paschi di Siena SpA ,
1.88%
,
01/09/26
(c)
........... EUR 1,959 1,852,749
Mexico — 0.1%
Petroleos Mexicanos
6.50%, 03/13/27 ............ USD 463 442,299
5.95%, 01/28/31 ............ 311 260,988
6.70%, 02/16/32 ............ 230 198,187
901,474
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(c)
....... 200 154,335
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 200 171,288
Total Foreign Agency Obligations — 0.9%
(Cost: $19,440,985) .............................. 16,221,586

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic, 2.50%
,
07/09/41
(m)
USD 438 $ 146,139
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%
,
09/20/29
(c)
219 221,094
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. 200 183,100
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ............ 336 322,833
3.88%, 04/25/27 ............ 340 310,633
3.13%, 04/15/31 ............ 646 505,414
1,138,880
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
........... 440 441,595
5.50%, 02/22/29
(a)
........... 165 153,687
4.50%, 01/30/30
(a)
........... 244 209,657
4.88%, 09/23/32
(a)
........... 175 146,923
6.40%, 06/05/49
(c)
........... 150 126,638
1,078,500
Egypt — 0.0%
Arab Republic of Egypt, 7.50%
,
02/16/61
(a)
................ 200 133,500
Guatemala — 0.0%
Republic of Guatemala, 5.38%
,
04/24/32
(a)
................ 200 199,475
Indonesia — 0.0%
Republic of Indonesia
3.50%, 01/11/28 ............ 200 195,162
4.10%, 04/24/28 ............ 200 201,288
3.40%, 09/18/29 ............ 200 192,725
589,175
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
................ 200 197,038
Mexico — 0.1%
Petroleos Mexicanos , 6.38%
,
01/23/45 173 123,757
United Mexican States
3.75%, 01/11/28 ............ 295 283,790
3.25%, 04/16/30 ............ 239 214,503
2.66%, 05/24/31 ............ 235 197,282
819,332
Morocco — 0.0%
Kingdom of Morocco
3.00%, 12/15/32
(a)
........... 255 201,450
4.00%, 12/15/50
(c)
........... 222 153,180
4.00%, 12/15/50
(a)
........... 200 138,000
492,630
Nigeria — 0.0%
Federal Republic of Nigeria, 7.88%
,
02/16/32
(c)
................ 200 167,500
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(c)
................ 258 240,585
Security
Par (000)
Par (000) Value
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ............ USD 200 $ 193,600
3.16%, 01/23/30 ............ 543 493,553
687,153
Paraguay — 0.0%
Republic of Paraguay, 4.95%
,
04/28/31
(a)
................ 200 196,163
Peru — 0.0%
Peru Government Bond, 1.86%
,
12/01/32 ................. 173 134,161
Republic of Peru, 2.78%
,
01/23/31 .. 241 208,360
342,521
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(a)
... 213 218,059
Romania — 0.0%
Romania Government Bond
(a)
3.00%, 02/14/31 ............ 120 102,173
3.63%, 03/27/32 ............ 218 187,657
289,830
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
(c)
4.50%, 04/17/30 ............ 419 437,855
2.25%, 02/02/33 ............ 353 306,227
744,082
South Africa — 0.0%
Republic of South Africa
5.65%, 09/27/47 ............ 200 157,662
5.75%, 09/30/49 ............ 200 158,038
315,700
Ukraine — 0.0%
Ukraine Government Bond
7.75%, 09/01/23
(c)
........... 112 44,240
8.99%, 02/01/24
(c)
........... 224 78,960
7.75%, 09/01/25
(c)
........... 220 71,679
7.25%, 03/15/33
(a)
........... 234 72,540
267,419
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 ................. 80 81,790
Total Foreign Government Obligations — 0.5%
(Cost: $10,582,745) .............................. 8,749,665
Shares
Shares
Investment Companies
iShares 5-10 Year Investment Grade
Corporate Bond ETF
(q)
........ 20,000 1,042,800
Total Investment Companies — 0.1%
(Cost: $1,068,592) .............................. 1,042,800

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.7%
United States — 2.7%
(a)(b)
BX Commercial Mortgage Trust, Series
2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 3.36%, 05/15/38 USD 5,000 $ 4,787,133
BX Trust, Series 2021-SOAR, Class
G, (LIBOR USD 1 Month + 2.80%),
3.35%, 06/15/38 ............ 3,720 3,554,558
Extended Stay America Trust
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 3.40%,
07/15/38 ............... 7,255 7,101,784
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 4.25%,
07/15/38 ............... 7,573 7,421,800
Med Trust
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 4.56%,
11/15/38 ............... 8,000 7,779,697
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
5.81%, 11/15/38 .......... 11,096 10,798,574
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.65%,
04/15/38 ................. 5,486 5,320,767
46,764,313
Total Non-Agency Mortgage-Backed Securities — 2.7%
(Cost: $48,106,273) .............................. 46,764,313
Preferred Securities
Capital Trusts — 0.2%
United States — 0.2%
Vistra Corp. , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.74%), 7.00%
(a)(b)(k)
..... 3,765 3,661,463
Total Capital Trusts — 0.2%
(Cost: $3,765,000) .............................. 3,661,463
Shares
Shares
Preferred Stocks — 0.1%
United States — 0.1%
Dream Finders Homes, Inc., 9.00%
(d)(k)
2,261 2,218,606
Total Preferred Stocks — 0.1%
(Cost: $2,238,390) .............................. 2,218,606
Total Preferred Securities — 0.3%
(Cost: $6,003,390) .............................. 5,880,069
Par (000)
Pa r (000)
U.S. Treasury Obligations
U.S. Treasury Notes, 0.25%, 06/30/25
(g)
4,850 4,461,242
Total U.S. Treasury Obligations — 0.2%
(Cost: $4,856,071) .............................. 4,461,242
Security
Shares
Shares Value
Warrants
Germany — 0.0%
468 Spac I SE (Issued/exercisable
04/29/21, 1 share for 1 warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(e)
.................. 109,736 $ 69,459
Luxembourg — 0.0%
HomeToGo SE (Issued/exercisable
02/18/21, 1 share for 1 warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(e)
.................. 71,516 22,634
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/exercisable 06/29/21,
1 share for 1 warrant, Expires
06/29/26, Strike Price EUR 11.50)
(e)
94,710 14,987
United Kingdom — 0.0%
(e)
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50) ................... 35,901 26,922
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50) ............ 167,092 56,408
83,330
United States — 0.0%
(e)
Altus Power, Inc. (Issued/exercisable
01/22/21, 1 share for 1 warrant,
Expires 01/22/26, Strike Price USD
11.00) ................... 4,294 4,981
ArcLight Clean Transition Corp. II
(Issued/exercisable 02/04/21,
1 share for 1 warrant, Expires
02/04/23, Strike Price USD 11.50) 2,032 3,414
Ascent Resources Marcellus Minerals
(Issued/exercisable 03/30/18,
1 share for 1 warrant, Expires
12/31/49, Strike Price USD 0.80) . 566,782 5,668
Ascent Resources plc (Issued/
exercisable 03/30/18, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 0.80) ............ 440,830 22,042
Aurora Innovation, Inc. (Issued/
exercisable 05/04/21, 1 share for
1 warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 1,905 1,657
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 7,450 8,120
Climate Real Impact Solutions
II Acquisition Corp. (Issued/
exercisable 07/06/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 838 402
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 1 1. 5 0)
(d)
.......... 16,190 5,181
Embark Technology, Inc. (Issued/
exercisable 12/28/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 1,393 1,567

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
United States (continued)
EVgo , Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 8,910 $ 19,157
Gores Holdings VIII, Inc. (Issued/
exercisable 01/28/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 3,296 3,092
Hyzon Motors, Inc. (Issued/exercisable
12/10/20, 1 share for 1 warrant,
Expires 10/02/25, Strike Price USD
11.50) ................... 15,531 13,512
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 10.00)
(d)
.......... 53,160 6,911
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 6,894 3,549
Lightning eMotors , Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 1 1. 5 0) ............ 17,391 13,513
M3-Brigade Acquisition II Corp. (Issued/
exercisable 02/17/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 80,000 23,200
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 13,726 10,842
Pear Therapeutics, Inc. (Issued/
exercisable 03/23/21, 1 share for
1 warrant, Expires 12/01/26, Strike
Price USD 11.50) ............ 4,828 2,462
P roof Acquisition Corp. I (Issued/
exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 1 1. 5 0)
(d)
.......... 16,758 2,849
Sarcos Technology & Robotics Corp.
(Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 20,304 15,228
Sarcos Technology and Robotics
Corp. (Issued/exercisable 01/15/21,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 5,599 4,087
Science Strategic Acquisition Corp.
Alpha (Issued/exercisable 01/22/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 4,249 765
Sonder Holdings, Inc. (Issued/
exercisable 01/19/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 1 2 . 5 0)
(d)
.......... 18,705 8,230
Tishman Speyer Innovation Corp.
II (Issued/exercisable 01/27/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 1,522 662
TPB Acquisition Corp. I (Issued/
exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 5,728 1,776
Security
Shares
Shares Value
United States (continued)
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 3,980 $ 2,189
Volta, Inc. (Issued/exercisable
10/22/20, 1 share for 1 warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 9,180 5,960
191,016
Total Warrants — 0.0%
(Cost: $1,292,409) .............................. 381,426
Total Long-Term Investments — 79.4%
(Cost: $1,570,210,438) ........................... 1,377,184,771
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements
(r)
Barclays Bank plc, (1.95)%, Open
(Purchased on 01/18/22 to be
repurchased at EUR 1,859,096,
collateralized by Engie SA, 1.50%,
par and fair value of EUR 1,900,000
and $1,688,711, respectively)
(k)(s)
. EUR 1,869 1,971,452
Barclays Bank plc, (1.30)%, Open
(Purchased on 02/22/22 to be
repurchased at EUR 1,044,600,
collateralized by Wendel SE, 1.00%,
due at 06/01/31, par and fair value
of EUR 1,100,000 and $997,045,
respectively)
(s)
.............. 1,047 1,104,778
Barclays Bank plc, (0.85)%, Open
(Purchased on 02/09/22 to be
repurchased at EUR 6,886,104,
collateralized by Portuguese
Republic, 0.30%, due at 10/17/31,
par and fair value of EUR 7,395,000
and $6,728,227, respectively)
(s)
.. 6,898 7,276,870
Barclays Bank plc, (0.85)%, Open
(Purchased on 03/25/22 to be
repurchased at EUR 2,466,142,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 0.13%, due
at 03/24/27, par and fair value of
EUR 2,600,000 and $2,552,197,
respectively)
(s)
.............. 2,468 2,603,861
Barclays Bank plc, (0.78)%, Open
(Purchased on 03/25/22 to be
repurchased at EUR 3,198,069,
collateralized by easyJet FinCo . BV,
1.88%, due at 03/03/28, par and
fair value of EUR 3,400,000 and
$3,191,880, respectively)
(s)
..... 3,201 3,376,426
Barclays Bank plc, (0.78)%, Open
(Purchased on 03/25/22 to be
repurchased at EUR 1,529,965,
collateralized by Infineon
Technologies AG, 2.00%, due
at 06/24/32, par and fair value of
EUR 1,500,000 and $1,517,008,
respectively)
(s)
.............. 1,531 1,615,292

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 0.00%, Open
(Purchased on 04/29/22 to be
repurchased at USD 89,625,
collateralized by PBF Holding Co.
LLC, 6.00%, due at 02/15/28, par
and fair value of USD 100,000 and
$88,000, respectively)
(s)
....... USD 90 $ 89,625
Barclays Bank plc, 0.00%, Open
(Purchased on 04/29/22 to be
repurchased at EUR 1,189,678,
collateralized by Engie SA, 1.50%,
par and fair value of EUR 1,400,000
and $1,244,314, respectively)
(k)(s)
. EUR 1,190 1,255,051
Barclays Bank plc, 0.10%, Open
(Purchased on 04/25/22 to be
repurchased at USD 4,364,998,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 3,850,000 and
$4,225,722, respectively)
(s)
..... USD 4,365 4,364,938
Barclays Bank plc, 0.15%, Open
(Purchased on 04/08/22 to be
repurchased at USD 4,718,831,
collateralized by Mozart Debt Merger
Sub, Inc., 5.25%, due at 10/01/29,
par and fair value of USD 5,250,000
and $4,567,500, respectively)
(s)
.. 4,718 4,718,438
Barclays Bank plc, 0.15%, Open
(Purchased on 04/22/22 to be
repurchased at USD 3,298,832,
collateralized by Minerva Merger
Sub, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 3,500,000
and $3,221,540, respectively)
(s)
.. 3,299 3,298,750
Barclays Bank plc, 0.15%, Open
(Purchased on 03/21/22 to be
repurchased at USD 127,161,
collateralized by Park River
Holdings, Inc., 5.63%, due
at 02/01/29, par and fair value
of USD 156,000 and $119,746,
respectively)
(s)
.............. 127 127,140
Barclays Bank plc, 0.15%, Open
(Purchased on 03/14/22 to be
repurchased at USD 4,430,150,
collateralized by CommScope
Technologies LLC, 6.00%, due
at 06/15/25, par and fair value of
USD 4,750,000 and $4,156,250,
respectively)
(s)
.............. 4,429 4,429,375
Barclays Bank plc, 0.15%, Open
(Purchased on 04/05/22 to be
repurchased at USD 1,333,264,
collateralized by NRG Energy, Inc.,
3.88%, due at 02/15/32, par and
fair value of USD 1,500,000 and
$1,252,117, respectively)
(s)
..... 1,333 1,333,125
Barclays Bank plc, 0.15%, Open
(Purchased on 03/02/22 to be
repurchased at USD 2,482,739,
collateralized by HCA, Inc., 3.50%,
due at 09/01/30, par and fair value
of USD 2,498,000 and $2,237,783,
respectively)
(s)
.............. 2,482 2,482,388
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 0.15%, Open
(Purchased on 01/07/22 to be
repurchased at USD 2,70 7 , 587 ,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 2,650,000 and
$2,282,339, respectively)
(s)
..... USD 2,706 $ 2,706,313
Barclays Bank plc, 0.15%, Open
(Purchased on 04/08/22 to be
repurchased at USD 2,801,483,
collateralized by CommScope , Inc.,
8.25%, due at 03/01/27, par and
fair value of USD 3,000,000 and
$2,550,000, respectively)
(s)
..... 2,801 2,801,250
Barclays Capital, Inc., 0.22%, 05/02/22
(Purchased on 04/29/22 to be
repurchased at USD 1,937,524,
collateralized by U.S. Treasury
Notes, 2.38%, due at 03/31/29, par
and fair value of USD 2,000,000 and
$1,928,125, respectively) ...... 1,938 1,937,500
BNP Paribas SA, (0.90)%, Open
(Purchased on 03/10/22 to be
repurchased at EUR 495,770,
collateralized by Infrastrutture
Wireless Italiane SpA , 1.63%, due
at 10/21/28, par and fair value
of EUR 525,000 and $500,472,
respectively)
(s)
.............. EUR 496 523,675
BNP Paribas SA, (0.78)%, Open
(Purchased on 04/13/22 to be
repurchased at EUR 8,298,363,
collateralized by Republic of Finland,
2.00%, due at 04/15/24, par and
fair value of EUR 8,000,000 and
$8,716,081, respectively)
(s)
..... 8,301 8,756,760
BNP Paribas SA, (0.75)%, Open
(Purchased on 02/04/22 to be
repurchased at EUR 3,486,073,
collateralized by Portuguese
Republic, 0.30%, due at 10/17/31,
par and fair value of EUR 3,724,000
and $3,388,224, respectively)
(s)
.. 3,492 3,684,273
BNP Paribas SA, (0.70)%, Open
(Purchased on 03/04/22 to be
repurchased at EUR 3,722,549,
collateralized by Iliad Holding SASU,
5.63%, due at 10/15/28, par and
fair value of EUR 3,700,000 and
$3,707,369, respectively)
(s)
..... 3,727 3,931,458
BNP Paribas SA, (0.64)%, Open
(Purchased on 02/04/22 to be
repurchased at EUR 6,974,931,
collateralized by Kingdom of Spain,
0.50%, due at 10/31/31, par and
fair value of EUR 7,347,000 and
$6,813,578, respectively)
(s)
..... 6,986 7,369,537
BNP Paribas SA, (0.63)%, Open
(Purchased on 02/09/22 to be
repurchased at EUR 6,896,904,
collateralized by Kingdom of Spain,
0.50%, due at 10/31/31, par and
fair value of EUR 7,296,000 and
$6,766,282, respectively)
(s)
..... 6,907 7,286,515

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, 0.00%, Open
(Purchased on 04/29/22 to be
repurchased at GBP 1,780,775,
collateralized by Tesco Corporate
Treasury Services plc, 2.75%, due
at 04/27/30, par and fair value of
GBP 1,900,000 and $2,238,896,
respectively)
(s)
.............. GBP 1,781 $ 2,239,236
BNP Paribas SA, 0.10%, Open
(Purchased on 03/08/22 to be
repurchased at USD 943,830,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 1,000,000 and
$861,260, respectively)
(s)
...... USD 944 943,750
BNP Paribas SA, 0.17%, Open
(Purchased on 03/08/22 to be
repurchased at USD 1,227,105,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 1,300,000 and
$1,119,638, respectively)
(s)
..... 1,227 1,226,875
BNP Paribas SA, 0.19%, Open
(Purchased on 03/14/22 to be
repurchased at USD 4,654,539,
collateralized by U.S. Treasury
Notes, 0.25%, due at 05/31/25, par
and fair value of USD 4,925,000 and
$4,540,619, respectively)
(s)
..... 4,654 4,654,125
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
03/31/22 to be repurchased at
EUR 1,499,943, collateralized by
Cie de Saint-Gobain, 1.88%, due
at 03/15/31, par and fair value of
EUR 1,500,000 and $1,529,961,
respectively)
(s)
.............. EUR 1,501 1,583,548
Citigroup Global Markets Ltd.,
(0.78)%, Open (Purchased on
03/31/22 to be repurchased at EUR
1,466,399, collateralized by MMS
USA Holdings, Inc., 1.25%, due
at 06/13/28, par and fair value of
EUR 1,500,000 and $1,495,639,
respectively)
(s)
.............. 1,467 1,548,039
Citigroup Global Markets, Inc.,
0.15%, Open (Purchased on
04/14/22 to be repurchased at
USD 257,159, collateralized by
Home Point Capital, Inc., 5.00%,
due at 02/01/26, par and fair value
of USD 316,000 and $249,640,
respectively)
(s)
.............. USD 257 257,145
Citigroup Global Markets, Inc.,
0.15%, Open (Purchased on
02/22/22 to be repurchased at
USD 1,910,228, collateralized by
Condor Merger Sub, Inc., 7.38%,
due at 02/15/30, par and fair value
of USD 2,000,000 and $1,789,400,
respectively)
(s)
.............. 1,910 1,910,000
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc.,
0.17%, Open (Purchased on
04/26/22 to be repurchased at
USD 978,768, collateralized by
Ford Motor Credit Co. LLC, 4.95%,
due at 05/28/27, par and fair value
of USD 1,000,000 and $973,910,
respectively)
(s)
.............. USD 979 $ 978,750
J.P. Morgan Securities plc,
0.12%, 05/06/22 (Purchased on
04/28/22 to be repurchased at USD
1,710,636, collateralized by Netflix,
Inc., 4.88%, due at 06/15/30, par
and fair value of USD 1,700,000 and
$1,657,517, respectively) ...... 1,711 1,710,625
J.P. Morgan Securities plc,
0.17%, 05/06/22 (Purchased on
04/25/22 to be repurchased at
USD 814,957, collateralized by
Yum! Brands, Inc., 5.38%, due
at 04/01/32, par and fair value
of USD 850,000 and $812,294,
respectively) ............... 815 814,938
J.P. Morgan Securities plc,
0.17%, 05/06/22 (Purchased on
04/25/22 to be repurchased at USD
845,770, collateralized by Netflix,
Inc., 4.88%, due at 04/15/28, par
and fair value of USD 850,000 and
$832,099, respectively) ........ 846 845,750
J.P. Morgan Securities plc,
(1.45)%, Open (Purchased on
03/25/22 to be repurchased at EUR
1,683,200, collateralized by SES
SA, 2.00%, due at 07/02/28, par
and fair value of EUR 1,700,000 and
$1,710,219, respectively)
(s)
..... EUR 1,686 1,778,261
J.P. Morgan Securities plc,
(1.45)%, Open (Purchased on
03/25/22 to be repurchased at EUR
1,683,200, collateralized by SES
SA, 2.00%, due at 07/02/28, par
and fair value of EUR 1,700,000 and
$1,710,218, respectively)
(s)
..... 1,686 1,778,261
J.P. Morgan Securities plc,
(1.10)%, Open (Purchased on
03/07/22 to be repurchased at EUR
1,811,122, collateralized by OMV
AG, 0.75%, due at 06/16/30, par
and fair value of EUR 1,850,000 and
$1,763,896, respectively)
(s)
..... 1,814 1,913,912
J.P. Morgan Securities plc,
(1.10)%, Open (Purchased on
03/04/22 to be repurchased at EUR
1,819,872, collateralized by OMV
AG, 0.75%, due at 06/16/30, par
and fair value of EUR 1,850,000 and
$1,763,896, respectively)
(s)
..... 1,823 1,923,222
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
04/08/22 to be repurchased at
EUR 1,619,683, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,665,846,
respectively)
(s)
.............. 1,620 1,709,494

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
01/19/22 to be repurchased at EUR
1,387,226, collateralized by Danone
SA, 1.00%, par and fair value of
EUR 1,400,000 and $1,340,344,
respectively)
(k)(s)
............. EUR 1,391 $ 1,467,108
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
04/07/22 to be repurchased at EUR
1,772,652, collateralized by easyJet
FinCo . BV, 1.88%, due at 03/03/28,
par and fair value of EUR 1,900,000
and $1,783,698, respectively)
(s)
.. 1,774 1,870,992
J.P. Morgan Securities plc,
(0.80)%, Open (Purchased on
04/05/22 to be repurchased at
EUR 1,628,263, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,665,845,
respectively)
(s)
.............. 1,629 1,718,703
J.P. Morgan Securities plc,
(0.80)%, Open (Purchased on
01/18/22 to be repurchased at EUR
495,629, collateralized by Danone
SA, 1.00%, par and fair value
of EUR 500,000 and $478,694,
respectively)
(k)(s)
............. 497 524,104
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
02/08/22 to be repurchased at EUR
1,326,240, collateralized by Enel
Finance International NV, 0.88%,
due at 01/17/31, par and fair value
of EUR 1,400,000 and $1,291,274,
respectively)
(s)
.............. 1,329 1,401,680
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
02/08/22 to be repurchased at
EUR 1,358,242, collateralized by
Infrastrutture Wireless Italiane SpA ,
1.63%, due at 10/21/28, par and
fair value of EUR 1,400,000 and
$1,334,592, respectively)
(s)
..... 1,361 1,435,502
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
03/25/22 to be repurchased at
EUR 1,459,190, collateralized by
Volkswagen International Finance
NV, 1.63%, due at 01/16/30, par and
fair value of EUR 1,500,000 and
$1,468,348, respectively)
(s)
..... 1,460 1,540,570
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
03/25/22 to be repurchased at
EUR 1,546,197, collateralized by
Vodafone Group plc, 1.88%, due
at 11/20/29, par and fair value of
EUR 1,500,000 and $ 1,557,568 ,
respectively)
(s)
.............. 1,547 1,632,430
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
02/04/22 to be repurchased at EUR
1,394,400, collateralized by Veolia
Environnement SA, 0.93%, due
at 01/04/29, par and fa ir value of
EUR 1,400,000 and $1,385,809 ,
respectively)
(s)
.............. EUR 1,397 $ 1,473,784
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
03/25/22 to be repurchased at EUR
2,027,254, collateralized by Ryanair
DAC, 0.88%, due at 05/25/26, par
and fair value of EUR 2,100,000 and
$2,054,752, respectively)
(s)
..... 2,029 2,140,315
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
03/25/22 to be repurchased at EUR
1,460,404, collateralized by WPP
Finance Deutschland GmbH, 1.63%,
due at 03/23/30, par and fair value
of EUR 1,500,000 and $1,483,938,
respectively)
(s)
.............. 1,462 1,541,852
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
03/08/22 to be repurchased at
EUR 1,885,303, collateralized by
Iliad Holding SASU, 5.63%, due
at 10/15/28, par and fair value of
EUR 1,900,000 and $1,903,783,
respectively)
(s)
.............. 1,887 1,991,176
J.P. Morgan Securities plc,
0.00%, Open (Purchased on
04/29/22 to be repurchased at
EUR 1,916,271, collateralized by
Infrastrutture Wireless Italiane SpA ,
1.63%, due at 10/21/28, par and
fair value of EUR 2,100,000 and
$2,001,889, respectively)
(s)
..... 1,916 2,021,570
J.P. Morgan Securities plc,
0.40%, Open (Purchased on
02/04/22 to be repurchased at GBP
1,415,681, collateralized by Tesco
Corporate Treasury Services plc,
2.75%, due at 04/27/30, par and
fair value of GBP 1,400,000 and
$1,649,713, respectively)
(s)
..... GBP 1,415 1,778,721
RBC Capital Markets LLC,
(0.35)%, Open (Purchased on
03/17/22 to be repurchased at USD
249,673, collateralized by Carvana
Co., 4.88%, due at 09/01/29, par
and fair value of USD 305,000 and
$222,589, respectively)
(s)
...... USD 250 249,719
RBC Capital Markets LLC,
0.05%, Open (Purchased on
03/30/22 to be repurchased at
USD 131,241, collateralized by
Victors Merger Corp., 6.38%, due
at 05/15/29, par and fair value
of USD 156,000 and $93,600,
respectively)
(s)
.............. 131 131,235

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
0.16%, Open (Purchased on
03/15/22 to be repurchased at USD
2,562,988, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 2,500,000
and $2,498,450, respectively)
(s)
.. USD 2,563 $ 2,562,500
RBC Capital Markets LLC,
0.17%, Open (Purchased on
03/08/22 to be repurchased at USD
297,963, collateralized by Royal
Caribbean Cruises Ltd., 5.50%,
due at 04/01/28, par and fair value
of USD 314,000 and $286,525,
respectively)
(s)
.............. 298 297,907
RBC Capital Markets LLC,
0.17%, Open (Purchased on
03/08/22 to be repurchased at USD
287,364, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 314,000 and
$284,332, respectively)
(s)
...... 287 287,310
RBC Europe Ltd., 0.40%, Open
(Purchased on 02/08/22 to be
repurchased at GBP 1,402,609,
collateralized by Anheuser-Busch
InBev SA, 2.25%, due at 05/24/29,
par and fair value of GBP 1,400,000
and $1,661,057, respectively)
(s)
.. GBP 1,401 1,762,314
Total Borrowed Bond Agreements — 7.8%
(Cost: $139,551,461) ............................. 134,690,213
Shares
Shares
Money Market Funds
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.29%
(q)(t)
.... 199,552,062 199,552,062
Total Money Market Funds — 11.5%
(Cost: $199,552,062) ............................. 199,552,062
Total Short-Term Securities — 19.3%
(Cost: $339,103,523) ............................. 334,242,275
Total Options Purchased — 0.7%
(Cost: $14,851,095 ) .............................. 11,577,371
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 99.4%
(Cost: $1,924,165,056) ........................... 1,723,004,417
Total Options Written — (0.4)%
(Premiums Received — $(7,826,638)) ................. (6,404,208)
Security
Par (000)
Pa r (000) Value
Borrowed Bonds
Corporate Bonds
Austria — (0.4)%
Erste Group Bank AG, (EURIBOR
Swap Rate 5 Year + 1.10%),
0.88% ,  11/15/32
(b)
........... EUR (3,600) $ (3,331,691)
OMV AG, 0.75% ,  06/16/30 ....... (3,700) (3,527,792)
(6,859,483)
Belgium — (0.1)%
Anheuser-Busch InBev SA,
2.25% ,  05/24/29 ............ GBP (1,400) (1,661,057)
France — (0.9)%
Cie de Saint-Gobain, 1.88% ,  03/15/31 EUR (1,500) (1,529,961)
Danone SA, (EUR Swap Annual 5 Year
+ 1.27%), 1.00%
(b)(k)
.......... (1,900) (1,819,038)
Engie SA, (EUR Swap Annual 5 Year +
1.88%), 1.50%
(b)(k)
........... (3,300) (2,933,025)
Iliad Holding SASU, 5.63% ,  10/15/28 (5,600) (5,611,152)
MMS USA Holdings, Inc.,
1.25% ,  06/13/28 ............ (1,500) (1,495,639)
Veolia Environnement SA,
0.93% ,  01/04/29 ............ (1,400) (1,385,809)
Wendel SE, 1.00% ,  06/01/31 ...... (1,100) (997,045)
(15,771,669)
Germany — (0.2)%
Infineon Technologies AG,
2.00% ,  06/24/32 ............ (1,500) (1,517,008)
Volkswagen International Finance NV,
1.63% ,  01/16/30 ............ (1,500) (1,468,348)
(2,985,356)
Ireland — (0.1)%
Ryanair DAC, 0.88% ,  05/25/26 ..... (2,100) (2,054,752)
Italy — (0.3)%
Enel Finance International NV,
0.88% ,  01/17/31 ............ (1,400) (1,291,274)
Infrastrutture Wireless Italiane SpA ,
1.63% ,  10/21/28 ............ (4,025) (3,836,953)
(5,128,227)
Luxembourg — (0.2)%
SES SA, 2.00% ,  07/02/28 ........ (3,400) (3,420,437)
Spain — (0.1)%
Banco Bilbao Vizcaya Argentaria SA,
(EURIBOR 3 Month + 0.52%),
0.13% ,  03/24/27
(b)
........... (2,600) (2,552,197)
United Kingdom — (0.7)%
easyJet FinCo . BV, 1.88% ,  03/03/28 . (5,300) (4,975,578)
Tesco Corporate Treasury Services plc,
2.75% ,  04/27/30 ............ GBP (3,300) (3,888,609)
Vodafone Group plc, 1.88% ,  11/20/29 EUR (1,500) (1,557,568)
WPP Finance Deutschland GmbH,
1.63% ,  03/23/30 ............ (1,500) (1,483,938)
(11,905,693)
United States — (2.1)%
Carnival Corp., 5.75% ,  03/01/27
(a)
... USD (314) (284,332)
Carvana Co., 4.88% ,  09/01/29
(a)
.... (305) (222,589)
Clarios Global LP, 8.50% ,  05/15/27
(a)
. (2,500) (2,498,450)
CommScope Technologies LLC,
6.00% ,  06/15/25
(a)
........... (4,750) (4,156,250)
CommScope , Inc., 8.25% ,  03/01/27
(a)
(3,000) (2,550,000)

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Condor Merger Sub, Inc.,
7.38% ,  02/15/30
(a)
........... USD (2,000) $ (1,789,400)
Ford Motor Credit Co. LLC,
4.95% ,  05/28/27 ............ (1,000) (973,910)
HCA, Inc., 3.50% ,  09/01/30 ....... (2,498) (2,237,783)
Home Point Capital, Inc.,
5.00% ,  02/01/26
(a)
........... (316) (249,640)
Minerva Merger Sub, Inc.,
6.50% ,  02/15/30
(a)
........... (3,500) (3,221,540)
Mozart Debt Merger Sub, Inc.,
5.25% ,  10/01/29
(a)
........... (5,250) (4,567,500)
Netflix, Inc.:
4.88% ,  04/15/28 ............ (850) (832,099)
4.88% ,  06/15/30
(a)
........... (1,700) (1,657,517)
NRG Energy, Inc., 3.88% ,  02/15/32
(a)
(1,500) (1,252,117)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... (156) (119,746)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (100) (88,000)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(a)
........... (314) (286,525)
Sprint Capital Corp., 6.88% ,  11/15/28 (3,850) (4,225,722)
Uber Technologies, Inc.,
4.50% ,  08/15/29
(a)
........... (4,950) (4,263,237)
Victors Merger Corp.,
6.38% ,  05/15/29
(a)
........... (156) (93,600)
Yum! Brands, Inc., 5.38% ,  04/01/32 . (850) (812,294)
(36,382,251)
Total Corporate Bonds — (5.1)%
(Proceeds: $(98,929,870)) ......................... (88,721,122)
Foreign Government Obligations
Finland — (0.5)%
Republic of Finland, 2.00% ,  04/15/24
(a)
EUR (8,000) (8,716,081)
Portugal — (0.6)%
Portuguese Republic,
0.30% ,  10/17/31
(a)
........... (11,119) (10,116,451)
Spain — (0.7)%
Kingdom of Spain, 0.50% ,  10/31/31
(a)
(14,643) (13,579,860)
Total Foreign Government Obligations — (1.8)%
(Proceeds: $(36,879,737)) ......................... (32,412,392)
U.S. Treasury Obligations
United States — (0.4)%
U.S. Treasury Notes:
0.25% ,  05/31/25 ............ USD (4,925) (4,540,619)
Security
Par (000)
Par (000) Value
United States (continued)
2.38% ,  03/31/29 ............ USD (2,000) $ (1,928,125)
(6,468,744)
Total U.S. Treasury Obligations — (0.4)%
(Proceeds: $(6,840,882)) .......................... (6,468,744)
Total Borrowed Bonds — (7.3)%
(Proceeds: $(142,650,489)) ........................
(127,602,258)
Investments Sold Short
Shares
Shares
Common Stocks
United States — (0.0)%
Carrols Restaurant Group, Inc. ..... (35,000) (56,000)
Total Common Stocks — (0.0)%
(Proceeds: $(64,654)) ............................ (56,000)
Par (000)
Par (000)
Corporate Bonds
United States — (0.1)%
Condor Merger Sub, Inc., 7.37%
,
02/15/30 ................. (500) (447,350)
Netflix, Inc., 4.87%
,
06/15/30 ...... (850) (828,759)
PBF Holding Co. LLC, 6.00%
,
02/15/28 (65) (57,200)
(1,333,309)
Total Corporate Bonds — (0.1)%
(Proceeds: $(2,180,644)) .......................... (1,333,309)
Investment Companies
(q)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ......... (10,000) (1,126,000)
iShares JPMorgan USD Emerging
Markets Bond ETF ........... (15,000) (1,363,200)
iShares Russell 2000 ETF ........ (35,000) (6,473,250)
(8,962,450)
Total Investment Companies
— (0.5)%
(Proceeds: $(8,953,468)) .......................... (8,962,450)
Total Investments Sold Short — (0.6)%
(Proceeds: $(11,198,766) ) ......................... (10,351,759)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 91.1%
(Cost: $1,762,489,163) ........................... 1,578,646,192
Other Assets Less Liabilities — 8.9% ................... 155,023,820
Net Assets — 100.0% .............................. $ 1,733,670,012
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
s
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,755,272, representing 0.22% of its net assets as of period end, and an original cost of $6,907,909.
(g)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)
Convertible security.
(i)
Zero-coupon bond.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Rounds to less than 1,000.
(q)
Affiliate of the Fund.
(r)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(s)
The amount to be repurchased assumes the maturity will be the day after the period end.
(t)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/22
Shares
Held at
04/30/22
Income
(Expense)
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 92,834,893 $ 106,717,169 $ — $ — $ — $ 199,552,062 199,552,062 $ 64,439 $ —
iShares 5-10 Year Investment
Grade Corporate Bond ETF .. — 1,068,592 — — (25,792) 1,042,800 20,000 461 —
iShares Russell 2000 ETF ..... — — (6,431,243) — (42,007) (6,473,250) (35,000) — —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 1,124,486 (2,248,972) — (1,514) (1,126,000) (10,000) — —
iShares JPMorgan USD Emerging
Markets Bond ETF ........ — 454,438 (1,852,177) — 34,539 (1,363,200) (15,000) (3,826) —
$ — $ (34,774) $ 191,632,412 $ 61,074 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 186 06/08/22 $ 24,955 $ (75,916)
EURO STOXX Banks Price Index ............................................... 791 06/17/22 3,456 (27,620)
(103,536)
Short Contracts
Euro-Bund .............................................................. 67 06/08/22 10,856 79,098
E-Mini Russell 2000 Index .................................................... 100 06/17/22 9,307 518,533
EURO STOXX 50 Index ..................................................... 120 06/17/22 4,669 (36,634)
NASDAQ 100 E-Mini Index ................................................... 9 06/17/22 2,313 61,355
U.S. Treasury 10 Year Note ................................................... 453 06/21/22 53,928 1,322,094
U.S. Treasury 10 Year Ultra Note ............................................... 9 06/21/22 1,160 14,937
U.S. Treasury Long Bond .................................................... 118 06/21/22 16,579 1,536,267
U.S. Treasury Ultra Bond .................................................... 107 06/21/22 17,087 792,767
Long Gilt ............................................................... 55 06/28/22 8,191 (17,520)
U.S. Treasury 5 Year Note .................................................... 12 06/30/22 1,351 14,409
4,285,306
$ 4,181,770
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 4,116,446 USD 4,350,673 Bank of America NA 06/15/22 $ 972
GBP 1,056,071 USD 1,325,911 Bank of America NA 06/15/22 2,120
USD 6,439,681 CHF 6,001,000 Deutsche Bank AG 06/15/22 256,541
USD 5,303,307 EUR 4,805,000 Bank of America NA 06/15/22 223,766
USD 105,851,432 EUR 96,177,312 BNP Paribas SA 06/15/22 4,178,889
USD 291,396,339 EUR 266,178,580 Citibank NA 06/15/22 10,009,254
USD 28,168,694 EUR 25,398,576 Deutsche Bank AG 06/15/22 1,318,934
USD 2,008,935 EUR 1,820,000 JPMorgan Chase Bank NA 06/15/22 84,947
USD 196,338,261 EUR 179,301,711 Morgan Stanley & Co. International plc 06/15/22 6,791,884
USD 1,690,350 GBP 1,284,278 BNP Paribas SA 06/15/22 75,344
USD 5,467,559 GBP 4,168,000 Deutsche Bank AG 06/15/22 226,213
USD 104,988,124 GBP 80,258,773 Morgan Stanley & Co. International plc 06/15/22 4,061,061
USD 142,192 GBP 109,000 Toronto Dominion Bank 06/15/22 5,122
USD 337,893 JPY 41,181,000 ANZ Banking Group Ltd. 06/15/22 20,065
USD 235,266 JPY 27,697,000 Bank of America NA 06/15/22 21,505
USD 902,529 JPY 106,271,000 Deutsche Bank AG 06/15/22 82,348
27,358,965
EUR 869,179 USD 955,612 Bank of America NA 06/15/22 (36,769)
EUR 7,034,231 USD 7,734,209 Barclays Bank plc 06/15/22 (298,067)
EUR 70,000,000 USD 74,111,100 BNP Paribas SA 06/15/22 (111,547)
EUR 27,564,000 USD 30,096,503 Morgan Stanley & Co. International plc 06/15/22 (957,595)
GBP 14,970,215 USD 18,985,194 Morgan Stanley & Co. International plc 06/15/22 (159,839)
(1,563,817)
$ 25,795,148

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index ......................... 1,000 05/18/22 USD 37.50 USD 3,340 $ 220,000
Devon Energy Corp. .......................... 278 05/20/22 USD 70.00 USD 1,617 15,707
Diamondback Energy, Inc. ...................... 44 05/20/22 USD 150.00 USD 555 5,390
Diamondback Energy, Inc. ...................... 54 05/20/22 USD 155.00 USD 682 4,455
Marathon Oil Corp. .......................... 113 05/20/22 USD 28.00 USD 282 6,837
Marathon Petroleum Corp. ..................... 83 05/20/22 USD 93.00 USD 724 11,371
Marathon Petroleum Corp. ..................... 500 05/20/22 USD 95.00 USD 4,363 47,500
Occidental Petroleum Corp. ..................... 80 05/20/22 USD 55.00 USD 441 31,000
Occidental Petroleum Corp. ..................... 80 05/20/22 USD 65.00 USD 441 7,320
Occidental Petroleum Corp. ..................... 80 05/20/22 USD 60.00 USD 441 15,600
Ovintiv, Inc. ................................ 239 05/20/22 USD 55.00 USD 1,223 46,605
Western Digital Corp. ......................... 1,150 05/20/22 USD 57.50 USD 6,103 114,425
Xerox Holdings Corp. ......................... 1,000 05/20/22 USD 23.00 USD 1,740 10,000
Carrefour SA ............................... 1,355 06/17/22 EUR 20.00 EUR 2,732 100,057
Cellnex Telecom SA .......................... 1,036 06/17/22 EUR 60.00 EUR 4,616 8,197
easyJet plc ................................ 189 06/17/22 GBP 7.50 GBP 1,260 7,058
Electricite de France SA ....................... 2,851 06/17/22 EUR 12.43 EUR 2,600 3,158
EURO STOXX 50 Index ....................... 798 06/17/22 EUR 4,200.00 EUR 30,347 47,144
EURO STOXX Banks Price Index ................. 60 06/17/22 EUR 100.00 EUR 259 1,108
EURO STOXX Banks Price Index ................. 647 06/17/22 EUR 95.00 EUR 2,791 29,008
iShares China Large-Cap ETF ................... 500 06/17/22 USD 45.00 USD 1,547 3,000
S&P 500 Index ............................. 33 06/17/22 USD 4,600.00 USD 13,635 26,730
S&P 500 Index ............................. 33 06/17/22 USD 4,900.00 USD 13,635 1,898
Telecom Italia SpA ........................... 2,270 06/17/22 EUR 0.50 EUR 631 4,789
Telecom Italia SpA ........................... 7,400 06/17/22 EUR 0.44 EUR 2,058 7,026
Warner Bros Discovery, Inc. .................... 350 06/17/22 USD 45.00 USD 635 1,925
Devon Energy Corp. .......................... 218 07/15/22 USD 70.00 USD 1,268 45,126
Diamondback Energy, Inc. ...................... 100 07/15/22 USD 160.00 USD 1,262 29,250
Marathon Oil Corp. .......................... 113 07/15/22 USD 26.00 USD 282 25,934
Marathon Oil Corp. .......................... 187 07/15/22 USD 30.00 USD 466 21,038
Marathon Oil Corp. .......................... 205 07/15/22 USD 27.00 USD 511 39,463
Occidental Petroleum Corp. ..................... 136 07/15/22 USD 70.00 USD 749 28,560
Xerox Holdings Corp. ......................... 250 07/15/22 USD 30.00 USD 435 8,125
Cellnex Telecom SA .......................... 791 09/16/22 EUR 54.00 EUR 3,525 52,154
EURO STOXX Banks Price Index ................. 1,747 09/16/22 EUR 140.00 EUR 7,535 11,519
EURO STOXX Banks Price Index ................. 2,171 09/16/22 EUR 130.00 EUR 9,364 11,451
iShares China Large-Cap ETF ................... 500 09/16/22 USD 45.00 USD 1,547 4,500
STOXX Europe 600 Telecommunications Index ....... 1,064 09/16/22 EUR 280.00 EUR 12,507 25,256
iShares China Large-Cap ETF ................... 1,388 01/20/23 USD 44.00 USD 4,294 39,558
S&P 500 Index ............................. 136 01/20/23 USD 6,000.00 USD 56,194 19,380
1,138,622
Put
iShares Russell 2000 ETF ...................... 300 05/04/22 USD 180.00 USD 5,549 39,750
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 500 05/06/22 USD 111.00 USD 5,630 24,000
iShares Russell 2000 ETF ...................... 350 05/06/22 USD 178.00 USD 6,473 53,025
American Airlines Group, Inc. .................... 1,500 05/20/22 USD 10.00 USD 2,816 5,250
American Airlines Group, Inc. .................... 2,500 05/20/22 USD 8.00 USD 4,693 5,000
EURO STOXX 50 Index ....................... 74 05/20/22 EUR 3,475.00 EUR 2,814 22,912
Ford Motor Co. ............................. 750 05/20/22 USD 14.00 USD 1,062 46,125
iHeartMedia, Inc. ............................ 175 05/20/22 USD 15.00 USD 280 15,750
iShares iBoxx $ High Yield Corporate Bond ETF ....... 750 05/20/22 USD 78.00 USD 5,890 86,250
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 850 05/20/22 USD 111.00 USD 9,571 83,300
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,000 05/20/22 USD 110.00 USD 11,260 74,000
iShares MSCI EAFE ETF ...................... 500 05/20/22 USD 65.00 USD 3,432 21,250
iShares MSCI Europe Financials ETF .............. 1,000 05/20/22 USD 16.00 USD 1,725 20,000
iShares Russell 2000 ETF ...................... 350 05/20/22 USD 170.00 USD 6,473 64,400
iShares Russell 2000 ETF ...................... 400 05/20/22 USD 172.00 USD 7,398 87,200
S&P 500 Index ............................. 15 05/20/22 USD 4,100.00 USD 6,198 149,325
SPDR EURO STOXX 50 ETF ................... 500 05/20/22 USD 37.00 USD 1,898 42,500
SPDR EURO STOXX 50 ETF ................... 1,000 05/20/22 USD 35.00 USD 3,796 35,000
STOXX Europe 600 Chemicals .................. 95 05/20/22 EUR 1,200.00 EUR 5,947 62,387

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
U.S. Treasury 5 Year Note ...................... 100 05/20/22 USD 112.25 USD 10,000 $ 45,313
Uber Technologies, Inc. ....................... 765 05/20/22 USD 25.00 USD 2,408 34,425
United States Steel Corp. ...................... 1,000 05/20/22 USD 29.00 USD 3,049 140,500
VanEck Semiconductor ETF .................... 250 05/20/22 USD 215.00 USD 5,746 131,250
Xerox Holdings Corp. ......................... 500 05/20/22 USD 16.00 USD 870 16,250
American Airlines Group, Inc. .................... 2,500 06/17/22 USD 8.00 USD 4,693 12,500
Avaya Holdings Corp. ......................... 350 06/17/22 USD 11.00 USD 324 80,500
EURO STOXX 50 Index ....................... 406 06/17/22 EUR 3,400.00 EUR 15,440 241,567
Ford Motor Co. ............................. 1,000 06/17/22 USD 13.00 USD 1,416 56,500
Invesco QQQ Trust 1 ......................... 150 06/17/22 USD 300.00 USD 4,699 158,625
iShares iBoxx $ High Yield Corporate Bond ETF ....... 500 06/17/22 USD 75.00 USD 3,927 44,250
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 600 06/17/22 USD 90.00 USD 5,453 114,300
iShares MSCI EAFE ETF ...................... 500 06/17/22 USD 60.00 USD 3,432 75,250
PG&E Corp. ............................... 500 06/17/22 USD 9.00 USD 633 12,000
S&P 500 Index ............................. 33 06/17/22 USD 4,100.00 USD 13,635 487,410
SPDR S&P 500 ETF Trust ...................... 150 06/17/22 USD 410.00 USD 6,180 229,500
Uber Technologies, Inc. ....................... 500 06/17/22 USD 20.00 USD 1,574 12,750
United States Steel Corp. ...................... 750 06/17/22 USD 26.00 USD 2,287 92,250
Xerox Holdings Corp. ......................... 500 06/17/22 USD 15.00 USD 870 16,250
Invesco QQQ Trust 1 ......................... 230 07/15/22 USD 280.00 USD 7,205 188,715
Invesco Senior Loan ETF ...................... 1,000 07/15/22 USD 20.00 USD 2,156 20,000
iShares MSCI EAFE ETF ...................... 500 07/15/22 USD 55.00 USD 3,432 104,000
iShares MSCI Europe Financials ETF .............. 850 07/15/22 USD 13.00 USD 1,466 21,250
iShares MSCI Europe Financials ETF .............. 1,250 07/15/22 USD 11.00 USD 2,156 50,000
iShares Preferred & Income Securities ETF .......... 1,000 07/15/22 USD 31.00 USD 3,395 40,000
Owl Rock Capital Corp. ....................... 2,000 07/15/22 USD 12.50 USD 2,862 30,000
Pitney Bowes, Inc. ........................... 700 07/15/22 USD 4.00 USD 369 8,750
PPG Industries, Inc. .......................... 39 08/19/22 USD 125.00 USD 499 35,100
EURO STOXX 50 Index ....................... 255 09/16/22 EUR 2,700.00 EUR 9,697 103,839
EURO STOXX 50 Index ....................... 255 09/16/22 EUR 3,300.00 EUR 9,697 301,563
EURO STOXX 50 Index ....................... 1,030 09/16/22 EUR 3,700.00 EUR 39,169 2,433,981
EURO STOXX 50 Index ....................... 1,030 09/16/22 EUR 3,400.00 EUR 39,169 1,451,696
Invesco Senior Loan ETF ...................... 5,000 09/16/22 USD 20.00 USD 10,780 162,500
Sherwin-Williams Co. (The) ..................... 20 09/16/22 USD 240.00 USD 550 15,500
Owl Rock Capital Corp. ....................... 1,000 10/21/22 USD 10.00 USD 1,431 12,500
American Airlines Group, Inc. .................... 2,500 01/20/23 USD 5.00 USD 4,693 52,500
Avaya Holdings Corp. ......................... 250 01/20/23 USD 7.50 USD 231 31,250
8,001,958
$ 9,140,580
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CF Industries Holdings, Inc. .. Citibank NA 11,900 05/20/22 USD 115.00 USD 1,152 $ 10,967
Mosaic Co. (The) ......... Citibank NA 21,100 05/20/22 USD 75.00 USD 1,317 24,160
Liberty Global plc ......... Citibank NA 156,497 06/17/22 USD 37.00 USD 3,562 654
$ 35,781
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap 1.00 % CDX.NA.IG.38.V1 Quarterly JPMorgan Chase Bank NA 05/18/22 USD 0.90 USD 75,000 $ 124,751

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap 5.00 % CDX.NA.HY.38.V1 Quarterly Deutsche Bank AG 05/18/22 USD 98.00 USD 10,000 $ 32,900
Bought Protection on 5-Year
Credit Default Swap 1.00
ITRAXX.EUR.
MAIN.36.V1 Quarterly BNP Paribas SA 05/18/22 EUR 100.00 EUR 57,800 27,415
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.38.V1 Quarterly Bank of America NA 05/18/22 USD 101.00 USD 15,000 146,214
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.38.V1 Quarterly Bank of America NA 05/18/22 USD 102.00 USD 10,000 142,298
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.38.V1 Quarterly Credit Suisse International 05/18/22 USD 102.00 USD 10,000 142,298
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX.EUR.
CROSSOVER.37.
V1 Quarterly Bank of America NA 06/15/22 EUR 425.00 EUR 29,500 597,904
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX.EUR.
CROSSOVER.37.
V1 Quarterly Bank of America NA 05/18/22 EUR 425.00 EUR 29,500 371,737
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 05/18/22 EUR 425.00 EUR 28,900 205,746
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX.EUR.
CROSSOVER.37.
V1 Quarterly Barclays Bank plc 07/20/22 EUR 475.00 EUR 28,940 573,966
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX.EUR.
CROSSOVER.37.
V1 Quarterly Barclays Bank plc 05/18/22 EUR 500.00 EUR 10,000 35,781
$ 2,401,010
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index .......................... 1,000 05/18/22 USD 55.00 USD 3,340 $ (57,500)
Marathon Petroleum Corp. ...................... 83 05/20/22 USD 100.00 USD 724 (2,780)
Marathon Petroleum Corp. ...................... 500 05/20/22 USD 105.00 USD 4,363 (14,000)
Western Digital Corp. .......................... 500 05/20/22 USD 65.00 USD 2,654 (10,500)
EURO STOXX Banks Price Index .................. 60 06/17/22 EUR 110.00 EUR 259 (316)
EURO STOXX Banks Price Index .................. 647 06/17/22 EUR 105.00 EUR 2,791 (4,266)
iShares China Large-Cap ETF .................... 500 09/16/22 USD 50.00 USD 1,547 (3,000)
(92,362)
Put
iShares Russell 2000 ETF ....................... 300 05/04/22 USD 170.00 USD 5,549 (7,050)
iShares Russell 2000 ETF ....................... 350 05/06/22 USD 165.00 USD 6,473 (9,275)
EURO STOXX 50 Index ........................ 74 05/20/22 EUR 2,900.00 EUR 2,814 (2,615)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 750 05/20/22 USD 74.00 USD 5,890 (22,125)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 850 05/20/22 USD 105.00 USD 9,571 (15,300)
iShares Russell 2000 ETF ....................... 350 05/20/22 USD 150.00 USD 6,473 (14,000)
iShares Russell 2000 ETF ....................... 400 05/20/22 USD 162.00 USD 7,398 (37,600)
STOXX Europe 600 Chemicals ................... 95 05/20/22 EUR 1,100.00 EUR 5,947 (10,022)
United States Steel Corp. ....................... 1,000 05/20/22 USD 24.00 USD 3,049 (29,500)
VanEck Semiconductor ETF ..................... 250 05/20/22 USD 185.00 USD 5,746 (30,875)
EURO STOXX 50 Index ........................ 406 06/17/22 EUR 3,200.00 EUR 15,440 (137,702)
S&P 500 Index .............................. 33 06/17/22 USD 3,900.00 USD 13,635 (288,090)
EURO STOXX 50 Index ........................ 255 09/16/22 EUR 3,000.00 EUR 9,697 (176,472)
EURO STOXX 50 Index ........................ 2,060 09/16/22 EUR 3,550.00 EUR 78,339 (3,765,064)
(4,545,690)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
$ (4,638,052)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap 5.00%
ITRAXX.EUR.
CROSSOVER.37.
V1 Quarterly Barclays Bank plc 07/20/22 NR EUR 325.00 EUR 14,600 $ (16,372)
Sold Protection on
5-Year Credit Default
Swap 5.00
ITRAXX.EUR.
CROSSOVER.37.
V1 Quarterly Bank of America NA 07/20/22 NR EUR 350.00 EUR 14,750 (39,644)
Sold Protection on
5-Year Credit Default
Swap 5.00
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly
Goldman Sachs
International 05/18/22 NR EUR 350.00 EUR 28,900 (28,011)
Sold Protection on
5-Year Credit Default
Swap 5.00
ITRAXX.EUR.
CROSSOVER.37.
V1 Quarterly Barclays Bank plc 07/20/22 NR EUR 362.50 EUR 28,940 (116,661)
Sold Protection on
5-Year Credit Default
Swap 5.00
ITRAXX.EUR.
CROSSOVER.37.
V1 Quarterly Bank of America NA 06/15/22 NR EUR 375.00 EUR 14,770 (50,331)
Sold Protection on
5-Year Credit Default
Swap 5.00
ITRAXX.EUR.
CROSSOVER.37.
V1 Quarterly
Goldman Sachs
International 06/15/22 NR EUR 425.00 EUR 21,700 (326,217)
(577,236)
Put
Sold Protection on
5-Year Credit Default
Swap CDX.NA.IG.38.V1 1.00 % Quarterly JPMorgan Chase Bank NA 05/18/22 NR USD 1.10 USD 75,000 (31,331)
Sold Protection on
5-Year Credit Default
Swap CDX.NA.HY.38.V1 5.00 Quarterly Bank of America NA 05/18/22 NR USD 96.00 USD 15,000 (26,832)
Sold Protection on
5-Year Credit Default
Swap CDX.NA.HY.38.V1 5.00 Quarterly Bank of America NA 05/18/22 NR USD 98.00 USD 10,000 (32,221)
Sold Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
CROSSOVER.37.V1 5.00 Quarterly Citibank NA 05/18/22 NR EUR 450.00 EUR 7,400 (61,382)
Sold Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
CROSSOVER.37.V1 5.00 Quarterly Bank of America NA 05/18/22 NR EUR 475.00 EUR 29,500 (160,049)
Sold Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
CROSSOVER.37.V1 5.00 Quarterly Bank of America NA 06/15/22 NR EUR 500.00 EUR 44,250 (450,315)
Sold Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
CROSSOVER.36.V1 5.00 Quarterly Barclays Bank plc 05/18/22 NR EUR 500.00 EUR 28,900 (59,418)
Sold Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
CROSSOVER.37.V1 5.00 Quarterly Barclays Bank plc 07/20/22 NR EUR 550.00 EUR 28,940 (367,372)
(1,188,920)
$ (1,766,156)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 2,717 $ (109,669) $ (153,059) $ 43,390
CDX.NA.HY.37.V1 ................... 5.00 Quarterly 12/20/26 USD 20,250 (668,852) (980,433) 311,581
CDX.NA.HY.38.V1 ................... 5.00 Quarterly 06/20/27 USD 6,800 (140,237) (309,732) 169,495
ITRAXX.EUR.CROSSOVER.37.V1 ........ 5.00 Quarterly 06/20/27 EUR 1,884 (72,421) (125,540) 53,119
ITRAXX.EUR.CROSSOVER.37.V1 ........ 5.00 Quarterly 06/20/27 EUR 41,816 (1,551,437) (2,520,015) 968,578
ITRAXX.FINSEN.37.V1 ............... 1.00 Quarterly 06/20/27 EUR 3,770 (821) (31,207) 30,386
ITRAXX.FINSUB.37.V1 ............... 1.00 Quarterly 06/20/27 EUR 59,180 2,822,044 1,901,215 920,829
ITRAXX.FINSUB.37.V1 ............... 1.00 Quarterly 06/20/27 EUR 1,885 89,887 60,490 29,397
$ 368,494 $ (2,158,281) $ 2,526,775
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.38.V1 ..... 1.00 % Quarterly 06/20/27 NR USD 25,000 $ 218,566 $ 378,961 $ (160,395)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 2,267 $ 18,425 $ — $ 18,425
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 2,267 (16,286) — (16,286)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 143 12,467 — 12,467
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (12,455) — (12,455)
$ 2,151 $ — $ 2,151
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Staples, Inc. ............. 5.00 % Quarterly Goldman Sachs International 06/20/22 USD 875 $ (4,238) $ 7,743 $ (11,981)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,650 (7,984) 13,143 (21,127)
Staples, Inc. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,000 (4,844) 12,041 (16,885)
Stonegate Pub Co. Financing plc 5.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,650 (18,254) (463) (17,791)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 06/20/22 EUR 1,650 (18,254) 1,131 (19,385)
American Airlines Group, Inc. .. 5.00 Quarterly Goldman Sachs Bank USA 12/20/22 USD 3,000 (17,503) 110,757 (128,260)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 970 (28,582) 13,015 (41,597)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,470 (43,314) 12,973 (56,287)
Casino Guichard Perrachon SA 5.00 Quarterly JPMorgan Chase Bank NA 06/20/23 EUR 4,740 433,282 (91,404) 524,686
Staples, Inc. ............. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,150 43,759 26,409 17,350
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 3,715 (33,858) (40,183) 6,325
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 3,715 (33,858) (41,643) 7,785
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 1,500 110,051 150,000 (39,949)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (23,270) 11,981 (35,251)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 12,650 (258,040) (171,961) (86,079)
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 560 1,675 155,451 (153,776)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Southwest Airlines Co. ...... 1.00 % Quarterly Citibank NA 12/20/24 USD 10,000 $ (65,776) $ (109,524) $ 43,748
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 5,000 (32,888) (25,280) (7,608)
Vue International Bidco plc ... 5.00 Quarterly Goldman Sachs International 12/20/24 EUR 740 136,262 76,671 59,591
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (104,819) (59,599) (45,220)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (157,228) (89,385) (67,843)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (25,011) 21,093 (46,104)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 77,206 350,974 (273,768)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 19,700 (163,678) 784,205 (947,883)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (13,187) 61,872 (75,059)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (10,989) 67,739 (78,728)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 (47,527) 228,026 (275,553)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 12,190 91,878 204,463 (112,585)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (40,539) (29,547) (10,992)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (40,539) (37,348) (3,191)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 5,150 (131,128) (141,207) 10,079
DISH DBS Corp. .......... 5.00 Quarterly Citibank NA 12/20/26 USD 2,000 57,320 5,588 51,732
SoftBank Group Corp. ...... 1.00 Quarterly Barclays Bank plc 12/20/26 JPY 94,895 81,962 68,809 13,153
SoftBank Group Corp. ...... 1.00 Quarterly Barclays Bank plc 12/20/26 JPY 190,000 164,105 142,337 21,768
SoftBank Group Corp. ...... 1.00 Quarterly Barclays Bank plc 12/20/26 JPY 190,000 164,105 147,526 16,579
SoftBank Group Corp. ...... 1.00 Quarterly BNP Paribas SA 12/20/26 JPY 591,456 510,846 320,533 190,313
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/26 USD 2,000 9,247 7,010 2,237
United States Steel Corp. .... 5.00 Quarterly Citibank NA 12/20/26 USD 2,000 (118,027) (118,579) 552
UPC Holding BV .......... 5.00 Quarterly Barclays Bank plc 12/20/26 EUR 1,860 (173,750) (199,990) 26,240
UPC Holding BV .......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 740 (69,126) (95,568) 26,442
UPC Holding BV .......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 1,850 (172,816) (266,628) 93,812
UPC Holding BV .......... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 EUR 1,110 (103,690) (146,293) 42,603
BASF SE ............... 1.00 Quarterly Bank of America NA 06/20/27 EUR 520 (6,289) (10,792) 4,503
BASF SE ............... 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 3,700 (44,751) (74,500) 29,749
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 06/20/27 USD 2,000 39,752 30,364 9,388
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 5,000 (128,522) (128,817) 295
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 4,000 (102,818) (99,327) (3,491)
Cellnex Telecom SA ........ 5.00 Quarterly Bank of America NA 06/20/27 EUR 1,978 (246,631) (266,133) 19,502
Cellnex Telecom SA ........ 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 2,584 (322,101) (359,573) 37,472
Cellnex Telecom SA ........ 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 16,740 (2,087,032) (2,379,999) 292,967
Enel SpA ............... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,700 (15,044) (7,663) (7,381)
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,000 (96,177) (93,007) (3,170)
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,970 (189,469) (202,802) 13,333
French Republic .......... 0.25 Quarterly Bank of America NA 06/20/27 USD 10,400 (9,747) 15,097 (24,844)
Galp Energia SGPS SA ..... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,710 (753,377) (757,899) 4,522
HeidelbergCement AG ...... 5.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,700 (681,356) (733,983) 52,627
LANXESS AG ............ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 6,640 159,126 74,801 84,325
Macy's Retail Holdings LLC ... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,000 115,752 120,601 (4,849)
Next Group plc ........... 1.00 Quarterly Citibank NA 06/20/27 EUR 7,739 157,155 78,898 78,257
Rakuten Group, Inc. ........ 1.00 Quarterly Goldman Sachs International 06/20/27 JPY 348,000 95,738 77,000 18,738
Rakuten Group, Inc. ........ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 JPY 100,000 27,511 22,088 5,423
Renault SA .............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,850 488,100 502,166 (14,066)
Renault SA .............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 760 96,352 84,114 12,238
Renault SA .............. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 1,140 144,528 131,830 12,698
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 3,650 11,317 (5,144) 16,461
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 4,250 13,177 1,981 11,196
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 3,070 29,045 51,079 (22,034)
Standard Chartered plc ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 9,300 439,450 366,598 72,852
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 10,800 (1,812,410) (1,905,478) 93,068
Telenor ASA ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 7,500 (231,559) (241,337) 9,778
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 1,855 (50,010) (40,747) (9,263)
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 1,855 (50,010) (31,967) (18,043)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,855 (50,010) (34,542) (15,468)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,855 (50,010) (36,606) (13,404)
Telia Co. AB ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 1,855 (50,010) (37,753) (12,257)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 06/20/27 USD 5,000 87,061 64,321 22,740
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/27 USD 25,000 435,306 58,980 376,326
United States Steel Corp. .... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 626 (33,459) (43,664) 10,205

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United States Steel Corp. .... 5.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 624 $ (33,303) $ (44,401) $ 11,098
UPC Holding BV .......... 5.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,100 (95,104) (94,665) (439)
UPC Holding BV .......... 5.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,870 (161,677) (210,738) 49,061
Volkswagen International
Finance NV ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,700 64,705 48,174 16,531
Wendel SE .............. 5.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,900 (396,924) (392,998) (3,926)
Wendel SE .............. 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 3,710 (775,047) (853,663) 78,616
WPP Finance SA .......... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 7,410 (47,709) (71,119) 23,410
$ – $ – $ –
$ (6,199,674) $ (6,094,337) $ (105,337)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NRG Energy, Inc. ...... 5.00 % Quarterly
Credit Suisse
International 06/20/25 NR USD 750 $ 66,371 $ 68,262 $ (1,891)
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 19,700 358,453 (448,506) 806,959
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,000 255,671 206,341 49,330
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 667 85,223 78,818 6,405
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 1,300 166,185 148,787 17,398
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,200 281,237 258,945 22,292
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 3,000 383,505 284,077 99,428
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 NR EUR 50 (7,542) 6,478 (14,020)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 NR EUR 350 (52,792) 44,577 (97,369)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 95,689 123,233 (27,544)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 545 57,413 73,975 (16,562)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 57,413 74,602 (17,189)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 210,516 259,221 (48,705)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/25 BB- EUR 1,720 86,934 49,854 37,080
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- EUR 1,850 93,505 71,124 22,381
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 2,185 174,467 188,845 (14,378)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 660 (96,843) 81,203 (178,046)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 1,750 (256,780) 187,154 (443,934)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,850 46,712 (22,396) 69,108
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 744 18,786 — 18,786
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,079 27,257 (6,613) 33,870
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 06/20/26 BB- EUR 676 29,368 34,953 (5,585)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 BB- EUR 330 14,336 16,830 (2,494)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 640 27,804 30,608 (2,804)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB- EUR 1,750 76,026 126,918 (50,892)
Intrum AB ........... 5.00 Quarterly Deutsche Bank AG 06/20/26 BB EUR 700 28,726 70,057 (41,331)
Intrum AB ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 700 28,726 70,135 (41,409)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Monitchem HoldCo 3 SA . 5.00 % Quarterly
Goldman Sachs
International 06/20/26 B- EUR 396 $ 32,238 $ 39,551 $ (7,313)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 B- EUR 1,700 (333,212) (175,788) (157,424)
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 667 (141,275) (30,495) (110,780)
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 700 (148,339) (35,035) (113,304)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BB USD 1,500 (22,817) — (22,817)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 1,900 57,963 160,483 (102,520)
Intrum AB ........... 5.00 Quarterly Barclays Bank plc 12/20/26 BB EUR 1,116 33,157 97,292 (64,135)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 760 22,580 60,152 (37,572)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB EUR 1,140 33,870 97,669 (63,799)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 740 (39,876) (30,027) (9,849)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 640 (34,465) 25,943 (60,408)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 622 (33,501) 26,670 (60,171)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 950 (51,192) 38,232 (89,424)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/26 B+ EUR 1,482 (79,844) 60,630 (140,474)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/26 B+ EUR 4,297 (231,547) 156,616 (388,163)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 950 (51,192) 44,953 (96,145)
K+S AG ............ 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 1,800 251,424 185,070 66,354
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B+ EUR 920 128,505 97,825 30,680
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 3,000 (269,743) (208,786) (60,957)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 1,000 (89,914) (72,584) (17,330)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 2,000 (179,829) (149,919) (29,910)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,100 (33,233) 58,189 (91,422)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,870 (56,496) 85,105 (141,601)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,120 (33,837) 35,711 (69,548)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,120 (33,837) 58,779 (92,616)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B EUR 720 (21,753) 47,699 (69,452)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,100 (227,094) (104,118) (122,976)
Picard Bondco SA ..... 5.00 Quarterly Citibank NA 12/20/26 CCC+ EUR 1,870 10,650 85,337 (74,687)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 850 38,063 (11,989) 50,052
Verizon Communications,
Inc. ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BBB+ USD 10,000 24,599 47,827 (23,228)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/26 BB USD 1,500 (37,093) (13,132) (23,961)
Altice France SA/France . 5.00 Quarterly
Goldman Sachs
International 06/20/27 B EUR 2,731 73,537 73,600 (63)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Citibank NA 06/20/27 B EUR 1,080 (262,526) (212,318) (50,208)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly Citibank NA 06/20/27 B EUR 720 $ (175,018) $ (131,850) $ (43,168)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B- EUR 705 (2,978) (12,676) 9,698
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB- EUR 101 1,881 3,269 (1,388)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB- EUR 559 10,373 19,559 (9,186)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB- EUR 562 10,423 21,278 (10,855)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB- EUR 528 9,798 20,001 (10,203)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB- EUR 149 2,772 5,561 (2,789)
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 06/20/27 BB+ EUR 1,100 69,992 97,340 (27,348)
Intrum AB ........... 5.00 Quarterly Citibank NA 06/20/27 BB EUR 747 14,343 34,994 (20,651)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 06/20/27 BB EUR 1,120 21,514 53,606 (32,092)
Intrum AB ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB EUR 1,867 35,856 85,227 (49,371)
Kaixo Bondco Telecom SA 1.00 Quarterly BNP Paribas SA 06/20/27 CCC+ EUR 1,850 (304,488) (280,599) (23,889)
Kaixo Bondco Telecom SA 5.00 Quarterly
Credit Suisse
International 06/20/27 CCC+ EUR 925 26,078 30,709 (4,631)
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,120 (55,611) (21,398) (34,213)
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,900 (94,339) (69,515) (24,824)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 1,125 (55,859) (36,705) (19,154)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 2,625 (130,337) (85,646) (44,691)
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB EUR 760 (61,591) (16,419) (45,172)
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB EUR 760 (61,591) (45,194) (16,397)
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 760 (61,591) (16,419) (45,172)
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 760 (61,591) (33,188) (28,403)
Saipem Finance
International BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 380 (30,795) (8,500) (22,295)
Verizon Communications,
Inc. ............. 1.00 Quarterly Citibank NA 06/20/27 BBB+ USD 5,000 (2,498) 35,189 (37,687)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/27 BB USD 1,000 (33,860) (25,943) (7,917)
Virgin Media Finance plc . 5.00 Quarterly Bank of America NA 06/20/28 B EUR 1,760 72,260 187,189 (114,929)
$ (306,520) $ 2,426,494 $ (2,733,014)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Universal Health
Services, Inc. .... Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 06/10/22 USD 1 $ 35,868 $ — $ 35,868
iBoxx EUR Corporates
Index .......... At Termination 3 month EURIBOR Quarterly BNP Paribas SA 06/20/22 EUR 6,800 304,045 (2,856) 306,901

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iBoxx EUR Corporates
Index .......... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 06/20/22 EUR 29,500 $ 2,541,631 $ (10,159) $ 2,551,790
iShares Broad USD
High Yield Corporate
Bond ETF ....... At Termination
1 day SOFR minus
1.90%
At
Termination
Goldman Sachs
International 07/27/22 USD 22 — — —
Universal Health
Services, Inc. .... Quarterly
1 day SOFR minus
0.07% Quarterly BNP Paribas SA 08/10/22 USD 1 13,278 — 13,278
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 09/02/22 USD 1 (422) — (422)
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.12% Quarterly BNP Paribas SA 09/02/22 USD — (421) — (421)
Sherwin-Williams Co. . Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 09/02/22 USD 1 (11,527) — (11,527)
Sherwin-Williams Co. . Quarterly
1 day SOFR minus
0.10% Quarterly BNP Paribas SA 09/02/22 USD — (3,258) — (3,258)
iShares Broad USD
High Yield Corporate
Bond ETF ....... Quarterly
1 day SOFR minus
0.40% Quarterly Citibank NA 09/07/22 USD 6 9,790 — 9,790
iShares Broad USD
High Yield Corporate
Bond ETF ....... Quarterly
1 day SOFR minus
0.75% Quarterly Citibank NA 09/09/22 USD 34 46,800 — 46,800
TreeHouse Foods Inc. Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 09/09/22 USD 1 853 — 853
TreeHouse Foods Inc. Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 09/09/22 USD — 675 — 675
TreeHouse Foods Inc. Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 09/09/22 USD — 204 — 204
TreeHouse Foods Inc. Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 09/09/22 USD 1 2,103 — 2,103
TreeHouse Foods Inc. Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 09/09/22 USD 1 1,264 — 1,264
TreeHouse Foods Inc. Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 09/09/22 USD 2 2,594 — 2,594
Pitney Bowes Inc. ... Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 12/27/22 USD 10 (4,979) — (4,979)
$ 2,938,498 $ (13,015) $ 2,951,513
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 11,142,848 $ (992,529)
(c)
$ 10,066,889 1.3%
(b)
Range: 10-100 basis points
Benchmarks: EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - 1D Overnight Index Swap Rate (HKDONOIS)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
(c)
Amount includes $83,430 of net dividends and financing fees.
i
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Telenet Group Holding NV ... 125,512 $ 3,740,561 37.2%
China
Alibaba Group Holding Ltd. ... 46,818 571,071 5.7
Germany
ADLER Group SA ......... 26,636 202,901 2.0
Deutsche Bank AG (Registered) 95,615 956,086 9.5
1,158,987
Italy
Telecom Italia SpA ........ 2,854,550 794,585 7.9
UniCredit SpA ........... 153,895 1,424,310 14.1
2,218,895
Japan
SoftBank Group Corp. ...... 46,067 1,894,747 18.8
Spain
Cellnex Telecom SA ....... 17,517 816,473 8.1
Shares Value
% of Basket
Value
United Kingdom
Barclays plc ............. 486,504 $ 894,264 8.9%
Liberty Global plc, Class A ... 78,460 1,785,749 17.7
2,680,013
United States
Altice USA, Inc., Class A .... 59,932 556,169 5.5
Coty, Inc., Class A ......... 259,268 2,102,664 20.9
2,658,833
Total Reference Entity — Long ............ 15,739,580
Reference Entity — Short
Common Stocks
France
Carrefour SA ............ (73,037) (1,548,937) (15.4)
United Kingdom
International Consolidated
Airlines Group SA ....... (1,193,091) (2,114,474) (21.0)
United States
Avaya Holdings Corp. ...... (28,000) (259,000) (2.5)
iShares iBoxx $ Investment
Grade Corporate Bond ETF (11,800) (1,328,680) (13.2)
Pitney Bowes, Inc. ........ (80,000) (421,600) (4.2)
(2,009,280)
Total Reference Entity — Short ............ (5,672,691)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 10,066,889
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.33%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.29
3 month EURIBOR ..................................... Euro Interbank Offered Rate (0.43)
Glossary of Terms Used in this Report
Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
USD United States Dollar

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 28,955,543 $ — $ 28,955,543
Common Stocks
Canada ............................................. — — 441,075 441,075
Japan ............................................... — — 1 1
Netherlands ........................................... 1,956,718 — — 1,956,718
United Kingdom ........................................ 2,791,200 — 36 2,791,236
United States .......................................... 21,177,951 3,043,129 1,127,737 25,348,817
Corporate Bonds
Argentina ............................................ — 169,917 — 169,917
Australia ............................................. — 548,861 — 548,861
Austria .............................................. — 6,845,524 — 6,845,524
Bahrain ............................................. — 411,325 — 411,325
Belgium ............................................. — 2,488,311 — 2,488,311
Brazil ............................................... — 1,837,269 — 1,837,269
Canada ............................................. — 472,797 — 472,797
Cayman Islands ........................................ — 5,713 — 5,713
Chile ............................................... — 1,154,452 — 1,154,452
China ............................................... — 10,027,043 — 10,027,043
Colombia ............................................ — 1,088,319 — 1,088,319
Cyprus .............................................. — 1,441,610 — 1,441,610
Dominican Republic ..................................... — 386,750 — 386,750
France .............................................. — 47,878,269 — 47,878,269
Germany ............................................ — 55,193,046 — 55,193,046
Ghana .............................................. — 8,706,415 — 8,706,415
Greece .............................................. — 206,414 — 206,414
Guatemala ........................................... — 197,300 — 197,300
Hong Kong ........................................... — 4,802,250 — 4,802,250
India ............................................... — 2,232,460 — 2,232,460
Indonesia ............................................ — 708,849 — 708,849
Ireland .............................................. — 5,607,920 — 5,607,920
Israel ............................................... — 4,553,182 — 4,553,182

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Level 1 Level 2 Level 3 Total
Italy ................................................ $ — $ 35,685,550 $ — $ 35,685,550
Japan ............................................... — 15,509,453 — 15,509,453
Kuwait .............................................. — 411,210 — 411,210
Luxembourg .......................................... — 36,697,772 1,295,740 37,993,512
Mexico .............................................. — 1,761,491 — 1,761,491
Morocco ............................................. — 232,050 — 232,050
Netherlands ........................................... — 11,525,228 — 11,525,228
Nigeria .............................................. — 188,000 — 188,000
Norway .............................................. — 156,450 — 156,450
Oman ............................................... — 391,887 — 391,887
Paraguay ............................................ — 95,979 — 95,979
Peru ................................................ — 218,196 — 218,196
Portugal ............................................. — 7,373,046 — 7,373,046
Russia .............................................. — 60,600 — 60,600
Saudi Arabia .......................................... — 381,535 — 381,535
Singapore ............................................ — 186,475 — 186,475
South Africa ........................................... — 565,000 — 565,000
Spain ............................................... — 47,978,193 — 47,978,193
Sweden ............................................. — 5,968,550 — 5,968,550
Switzerland ........................................... — 5,278,879 — 5,278,879
Tanzania, United Republic Of ............................... — 196,288 — 196,288
Thailand ............................................. — 194,538 — 194,538
United Arab Emirates .................................... — 838,295 — 838,295
United Kingdom ........................................ — 155,119,727 — 155,119,727
United States .......................................... — 381,979,312 78,652,159 460,631,471
Zambia .............................................. — 2,077,572 — 2,077,572
Floating Rate Loan Interests
Canada ............................................. — 850,082 1,182,348 2,032,430
France .............................................. — 11,461,616 — 11,461,616
Germany ............................................ — 12,008,072 — 12,008,072
Jersey, Channel Islands ................................... — — 383,999 383,999
Luxembourg .......................................... — 19,481,469 8 19,481,477
Netherlands ........................................... — 17,039,463 — 17,039,463
Norway .............................................. — 2,900,870 — 2,900,870
Singapore ............................................ — 227,433 — 227,433
Spain ............................................... — 1,330,742 — 1,330,742
Sweden ............................................. — 4,788,422 — 4,788,422
United Kingdom ........................................ — 2,561,937 — 2,561,937
United States .......................................... — 201,403,932 10,586,716 211,990,648
Foreign Agency Obligations ................................. — 16,221,586 — 16,221,586
Foreign Government Obligations .............................. — 8,749,665 — 8,749,665
Investment Companies .................................... 1,042,800 — — 1,042,800
Non-Agency Mortgage-Backed Securities ........................ — 46,764,313 — 46,764,313
Preferred Securities
United States .......................................... — 3,661,463 2,218,606 5,880,069
U.S. Treasury Obligations ................................... — 4,461,242 — 4,461,242
Warrants .............................................. 312,945 45,310 23,171 381,426
Short-Term Securities
Borrowed Bond Agreements ................................. — 134,690,213 — 134,690,213
Money Market Funds ...................................... 199,552,062 — — 199,552,062
Options Purchased
Credit contracts .......................................... — 2,401,010 — 2,401,010
Equity contracts .......................................... 9,095,267 35,781 — 9,131,048
Interest rate contracts ...................................... 45,313 — — 45,313
Liabilities
Borrowed Bonds ......................................... — (127,602,258) — (127,602,258)
Investment Sold Short
Common Stocks ......................................... (56,000) — — (56,000)
Corporate Bonds ........................................ — (1,333,309) — (1,333,309)
Investment Companies .................................... (8,962,450) — — (8,962,450)
$ 226,955,806 $ 1,262,182,998 $ 95,911,596 $ 1,585,050,400
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 9,347,661 $ — $ 9,347,661
Equity contracts ........................................... 579,888 113,429 — 693,317

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ — $ 27,358,965 $ — $ 27,358,965
Interest rate contracts ....................................... 3,759,572 30,892 — 3,790,464
Liabilities
Credit contracts ........................................... — (8,400,880) — (8,400,880)
Equity contracts ........................................... (4, 702,306 ) (1, 013,136 ) — (5,715,442)
Foreign currency exchange contracts ............................ — (1,563,817) — (1,563,817)
Interest rate contracts ....................................... (93,436) (28,741) — (122,177)
Other contracts ........................................... — (326,217) — (326,217)
$ (456,282) $ 25, 518,156 $ — $ 25,061,874
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Warrants Total
Investments
Assets
Opening balance, as of July 31, 2021 ....................................... $ 3,269,665 $ 1,711,048 $ 84,978,565 $ 12,243,215 $ — $ 61,157 $ 102,263,650
Transfers into Level 3 ................................................. — — — 2,215,070 — — 2,215,070
Transfers out of Level 3 ................................................ (3,194,519) — — (9,524,231) — (7,296) (12,726,046)
Accrued discounts/premiums ............................................. 799 — 2,684 22,588 — — 26,071
Net realized loss ..................................................... — (450) — (20,609) — — (21,059)
Net change in unrealized depreciation
(a)
..................................... (75,945) (1,341,145) (3,368,687) (478,706) (19,784) (47,448) (5,331,715)
Purchases ......................................................... — 1,202,188 5,865,002 9,965,739 2,238,390 16,758 19,288,077
Sales ............................................................ — (2,792) (7,529,665) (2,269,995) — — (9,802,452)
Closing balance, as of April 30, 2022 ........................................
$ — $ 1,568,849 $ 79,947,899 $ 12,153,071 $ 2,218,606 $ 23,171 $ 95,911,596
Net change in unrealized depreciation on investments still held at April 30, 2022
(a)
..........
$ — $ (1,372,557) $ (3,368,687) $ (394,151) $ (19,784) $ (47,448) $ (5,202,627)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2022
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $12,984,506. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks .............................. $ 1,568,697 Market Time to Exit 0.4 years – 2.2 years 2.1 years
Volatility 38% - 88% 41%
Revenue Multiple 3.74x –
Corporate Bonds .............................. 78,652,159 Income Discount Rate 4% - 13% 5%
Floating Rate Interest ........................... 464,457 Income Discount Rate 8% –
Preferred Stocks .............................. 2,218,606 Market Discount Rate 10% –
Warrants ................................... 23,171 Market Time to Exit 0.2 years – 4.7 years 2.1 years
Volatility 38% - 52% 43%
$ 82,927,090